United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2020

Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Brazil - 6.13%
Common Stocks - 5.20%
Alupar Investimento S.A.A	3,700	$22,391
Atacadao S.A.	40,500	192,982
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,274	5,385
Construtora Tenda S.A.	9,800	57,693
CPFL Energia S.A.	20,300	167,138
Grupo SBF S.A.B	14,016	94,325
IRB Brasil Resseguros S/A	18,600	175,263
Telefonica Brasil S.A., ADR	9,910	130,515
Transmissora Alianca de Energia Eletrica S.A.A	2,400	17,283

Total Common Stocks		862,975

Preferred Stocks - 0.93%
Centrais Eletricas Santa CatarinaC	900	8,974
Cia de Transmissao de Energia Eletrica PaulistaC	1,200	7,052
Telefonica Brasil S.A.C	10,400	137,647

Total Preferred Stocks		153,673

Total Brazil (Cost $781,595)		1,016,648

Chile - 3.18%
Common Stocks - 3.18%
Banco de Chile	4,737	610
Blumar S.A.	68,358	23,597
Cia Cervecerias Unidas S.A.	1,442	14,389
Cia Cervecerias Unidas S.A., Sponsored ADR	10,140	201,279
Embotelladora Andina S.A., Class B, ADR	3,715	62,746
Empresas COPEC S.A.	442	3,952
Enel Chile S.A.	2,043,335	168,046
Inversiones Aguas Metropolitanas S.A.	6,607	7,885
Minera Valparaiso S.A.	54	913
Quinenco S.A.	1,735	3,798
Sigdo Koppers S.A.	10,378	14,897
SMU S.A.	133,755	25,900

Total Common Stocks		528,012

Total Chile (Cost $648,558)		528,012

China - 27.75%
Common Stocks - 27.75%
Agricultural Bank of China Ltd., Class H	673,000	277,412
Bank of China Ltd., Class H	671,000	274,875
Bank of Communications Co., Ltd., Class H	378,000	258,562
Bank of Gansu Co., Ltd., Class H	24,000	5,390
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	36,800	221,431
Beijing Jingkelong Co., Ltd., Class H	69,000	11,623
Changshouhua Food Co., Ltd.	19,000	7,638
China CITIC Bank Corp. Ltd., Class H	33,000	19,162
China Construction Bank Corp., Class H	428,000	344,652
China Everbright Bank Co., Ltd., Class H	239,000	110,107
China Minsheng Banking Corp. Ltd., Class H	386,000	270,438
China Mobile Ltd.	31,500	256,472
China Petroleum & Chemical Corp., Class H	402,000	230,859
China Railway Group Ltd., Class H	59,000	35,614
China Telecom Corp. Ltd., Class H	572,000	243,810
China Unicom Hong Kong Ltd.	246,000	243,930
CITIC Ltd.	207,000	272,092
CNOOC Ltd.	5,000	7,504
COSCO SHIPPING International Hong Kong Co., Ltd.	240,000	60,950

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
China - 27.75% (continued)
Common Stocks - 27.75% (continued)
Foxconn Industrial Internet Co., Ltd., Class A	71,300	$155,564
Fuguiniao Co., Ltd., Class HB D	28,000	—
Huishang Bank Corp. Ltd., Class H	99,100	37,561
Industrial & Commercial Bank of China Ltd., Class H	396,000	285,025
Jiangsu Expressway Co., Ltd., Class H	150,000	199,465
NVC Lighting Holding Ltd.	1,128,000	161,226
PetroChina Co., Ltd., Class H	500,000	245,663
Ping An Insurance Group Co. of China Ltd., Class H	27,500	318,484
Sunac China Holdings Ltd.	11,000	50,115

Total Common Stocks		4,605,624

Total China (Cost $4,608,620)		4,605,624

Czech Republic - 2.91%
Common Stocks - 2.91%
CEZ A/S	12,088	275,747
Komercni banka A/S	3,272	110,601
Philip Morris CR A/S	163	97,303

Total Common Stocks		483,651

Total Czech Republic (Cost $429,518)		483,651

Egypt - 2.90%
Common Stocks - 2.90%
Commercial International Bank Egypt SAE	36,416	182,757
Credit Agricole Egypt SAE	13,945	37,930
Eastern Co. SAE	82,842	82,175
Faisal Islamic Bank of Egypt	57,651	46,421
MM Group for Industry & International Trade SAEB	90	60
Telecom Egypt Co.	184,372	131,825

Total Common Stocks		481,168

Total Egypt (Cost $361,663)		481,168

Greece - 1.91%
Common Stocks - 1.91%
Aegean Airlines S.A.	2,427	22,196
Hellenic Telecommunications Organization S.A.	18,858	286,040
Thessaloniki Water Supply & Sewage Co. S.A.	1,610	8,870

Total Common Stocks		317,106

Total Greece (Cost $206,454)		317,106

Hong Kong - 0.30%
Common Stocks - 0.30%
Citychamp Watch & Jewellery Group Ltd.B	166,958	36,221
Goldlion Holdings Ltd.	46,000	14,265

Total Common Stocks		50,486

Total Hong Kong (Cost $55,927)		50,486

Hungary - 1.89%
Common Stocks - 1.89%
Magyar Telekom Telecommunications PLC	182,685	272,223
MOL Hungarian Oil & Gas PLC	2,320	22,932
OTP Bank Nyrt	282	12,989
Richter Gedeon Nyrt	231	4,281

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Hungary - 1.89% (continued)
Common Stocks - 1.89% (continued)
Zwack Unicum Rt	33	$1,938

Total Common Stocks		314,363

Total Hungary (Cost $301,543)		314,363

India - 12.77%
Common Stocks - 12.77%
Accelya Solutions India Ltd.B	1,005	13,404
GlaxoSmithKline Consumer Healthcare Ltd.	1,593	207,389
Gujarat Industries Power Co., Ltd.	7,676	7,792
HCL Technologies Ltd.	7,314	119,204
Hinduja Global Solutions Ltd.	805	6,560
Hindustan Unilever Ltd.	9,202	282,889
Infosys Ltd.	6,332	61,330
Infosys Ltd., Sponsored ADR	17,141	164,382
Nestle India Ltd.	1,281	270,201
Oil & Natural Gas Corp. Ltd.	12,477	24,909
Oracle Financial Services Software Ltd.B	5,183	230,141
Power Grid Corp. of India Ltd.	3,802	10,638
Procter & Gamble Hygiene & Health Care Ltd.	1,109	191,065
SJVN Ltd.	73,801	25,492
Tata Consultancy Services Ltd.	7,306	234,289
Wipro Ltd.	57,715	211,482
Wipro Ltd., ADRE	14,782	58,832

Total Common Stocks		2,119,999

Total India (Cost $1,578,534)		2,119,999

Indonesia - 0.39%
Common Stocks - 0.39%
Astra Graphia Tbk PT	167,100	11,726
Indofood CBP Sukses Makmur Tbk PT	11,200	9,275
Multipolar Technology Tbk PT	558,900	21,899
Telekomunikasi Indonesia Persero Tbk PT	75,300	22,048

Total Common Stocks		64,948

Total Indonesia (Cost $103,192)		64,948

Malaysia - 3.44%
Common Stocks - 3.44%
Kuala Lumpur Kepong Bhd	350	1,815
Malayan Banking Bhd	41,600	85,619
Public Bank Bhd	46,300	224,935
Tenaga Nasional Bhd	77,728	257,822

Total Common Stocks		570,191

Total Malaysia (Cost $540,846)		570,191

Mexico - 3.80%
Common Stocks - 3.80%
Coca-Cola Femsa S.A.B. de C.V.A	31,499	173,309
Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	117	6,432
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	2,742	244,093
Industrias Bachoco S.A.B. de C.V., Series B	17,308	77,810
Invex Controladora S.A.B. de C.V., Class A	1,177	4,222

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Mexico - 3.80% (continued)
Common Stocks - 3.80% (continued)
Wal-Mart de Mexico S.A.B. de C.V.	41,394	$124,054

Total Common Stocks		629,920

Total Mexico (Cost $671,890)		629,920

Peru - 0.37%
Common Stocks - 0.37%
Corp. Aceros Arequipa S.A.	90,277	21,593
Enel Generacion Peru S.A.A.	380	277
Engie Energia Peru S.A.	420	961
Intercorp Financial Services, Inc.	617	25,729
Luz del Sur S.A.A.	1,768	12,580

Total Common Stocks		61,140

Total Peru (Cost $56,137)		61,140

Philippines - 3.89%
Common Stocks - 3.89%
Aboitiz Power Corp.	55,200	43,457
Asia United Bank Corp.	19,880	21,547
China Banking Corp.	51,412	25,531
Cosco Capital, Inc.	261,300	35,530
Eagle Cement Corp.	101,800	31,095
Emperador, Inc.B	27,700	3,821
Globe Telecom, Inc.	345	12,401
Manila Electric Co.	37,300	248,740
Philippine National BankB	34,055	30,132
Pilipinas Shell Petroleum Corp.	5,480	3,672
RFM Corp.	132,000	13,995
San Miguel Corp.	40,887	134,558
Top Frontier Investment Holdings, Inc.B	3,950	17,903
Union Bank of the Philippines	19,531	23,151

Total Common Stocks		645,533

Total Philippines (Cost $590,099)		645,533

Poland - 0.33%
Common Stocks - 0.33%
Dom Development S.A.	576	12,784
Netia S.A.B	10,180	12,257
Stalexport Autostrady S.A.	32,382	25,977
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	373	3,261

Total Common Stocks		54,279

Total Poland (Cost $65,537)		54,279

Republic of Korea - 13.80%
Common Stocks - 13.80%
Busan City Gas Co., Ltd.	989	30,857
BYC Co., Ltd.	58	11,790
Daeduck Electronics Co.	101	929
Daesung Energy Co., Ltd.	8,294	38,567
DI Dong Il Corp.	61	3,780
ESTec Corp.	4,534	45,790
Fursys, Inc.	1,250	33,360
GIIR, Inc.	566	3,323
Incheon City Gas Co., Ltd.	1,386	34,845
Jinro Distillers Co., Ltd.	1,351	35,242

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Republic of Korea - 13.80% (continued)
Common Stocks - 13.80% (continued)
JLS Co., Ltd.	17,215	$115,265
KEC Holdings Co., Ltd.	10,238	6,213
Kia Motors Corp.	3,648	133,416
KT Corp.	11,514	262,255
KT&G Corp.	2,201	189,179
Macquarie Korea Infrastructure Fund	24,111	245,576
Namyang Dairy Products Co., Ltd.	58	23,455
Pureun Mutual Savings Bank	510	3,577
RedcapTour Co., Ltd.	1,544	21,233
Samsung Electronics Co., Ltd.	10,164	440,299
Samwonsteel Co., Ltd.	5,383	13,094
Samyang Tongsang Co., Ltd.	868	44,465
SK Hynix, Inc.	2,389	168,377
SK Telecom Co., Ltd.	1,322	269,297
Yesco Holdings Co., Ltd.	2,705	85,675
Youngone Holdings Co., Ltd.	671	30,336

Total Common Stocks		2,290,195

Total Republic of Korea (Cost $2,280,917)		2,290,195

Russia - 3.57%
Common Stocks - 3.57%
Gazprom Neft PJSC, Sponsored ADR	8,178	263,740
MMC Norilsk Nickel PJSC, ADR	3,784	104,817
Rostelecom PJSC, Sponsored ADR	30,391	220,639
Severstal PJSC, GDR	244	3,333

Total Common Stocks		592,529

Total Russia (Cost $435,408)		592,529

South Africa - 2.92%
Common Stocks - 2.60%
Anglo American Platinum Ltd.	587	43,807
Combined Motor Holdings Ltd.	9,782	13,918
Distell Group Holdings Ltd.	21,027	186,690
Motus Holdings Ltd.	39,459	187,183

Total Common Stocks		431,598

Preferred Stocks - 0.32%
Absa Bank Ltd.C	1,084	53,086

Total South Africa (Cost $546,674)		484,684

Taiwan - 9.37%
Common Stocks - 9.37%
104 Corp.	3,000	16,754
Cathay No 1 REIT	12,000	6,761
Chung Hwa Food Industrial Co., Ltd.	2,000	5,683
Dafeng TV Ltd.	3,000	3,770
E-LIFE MALL Corp.	834	1,819
First Financial Holding Co., Ltd.	53,045	38,947
Fubon No 1 REIT	14,000	7,423
Great Taipei Gas Co., Ltd.	91,000	92,822
Hey Song Corp.	28,000	29,204
Hon Hai Precision Industry Co., Ltd.	82,000	217,119
Hua Nan Financial Holdings Co., Ltd.	337,440	242,767
Kedge Construction Co., Ltd.	13,000	15,865
Lian HWA Food Corp.	3,363	4,596

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Taiwan - 9.37% (continued)
Common Stocks - 9.37% (continued)
Nanya Technology Corp.	5,000	$11,498
RichWave Technology Corp.	15,000	118,263
Sinon Corp.	12,000	7,431
Sitronix Technology Corp.	26,000	155,451
Taichung Commercial Bank Co., Ltd.	414,327	159,930
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	49,030
Taiwan Shin Kong Security Co., Ltd.	187,170	230,884
Ttet Union Corp.	21,000	85,889
Union Bank Of TaiwanB	43,056	15,064
Ve Wong Corp.	44,000	38,882

Total Common Stocks		1,555,852

Total Taiwan (Cost $1,352,532)		1,555,852

Thailand - 5.68%
Common Stocks - 5.66%
Advanced Information Technology PCL, Class F	46,100	29,313
Amata B.Grimm Power Plant Infrasture FundA	135,700	21,212
Bangkok Bank PCL	15,400	88,743
Bangkok Insurance PCL, NVDR	1,900	19,381
CP Tower Growth Leasehold Property FundA	25,700	11,150
CPN Commercial Growth Leasehold Property FundA	17,600	8,510
Electricity Generating PCL, NVDR	8,000	91,936
Jasmine Broadband Internet Infrastructure FundA	159,600	52,856
Kang Yong Electric PCL, NVDR	100	951
Krung Thai Bank PCL, NVDR	431,400	237,166
Prime Office Leasehold Property FundA	56,700	25,726
PTT PCL, NVDR	7,000	10,490
Ratch Group PCL	92,900	226,135
Ratch Group PCL, NVDR	19,888	48,411
Siam Cement PCL, NVDR	300	3,646
SPCG PCL, NVDR	70,400	48,729
Thai Stanley Electric PCL, NVDR	1,100	5,738
Thai Vegetable Oil PCL, NVDR	1,000	853
TTW PCL, NVDR	17,500	7,882

Total Common Stocks		938,828

Rights - 0.02%
Jasmine Broadband Internet Infrastructure FundB D	72,545	2,643

Total Thailand (Cost $832,553)		941,471

Turkey - 0.43%
Common Stocks - 0.43%
Anadolu Anonim Turk Sigorta Sirketi	38,245	27,962
KOC Holding A/S	12,206	39,987
Nuh Cimento Sanayi A/S	2,088	3,546

Total Common Stocks		71,495

Total Turkey (Cost $70,320)		71,495

United States - 0.35% (Cost $54,363)
Common Stocks - 0.35%
JBS S.A.	8,119	57,271

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.51% (Cost $84,903)
Investment Companies - 0.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%F G	84,903	$84,903

TOTAL INVESTMENTS - 108.59% (Cost $16,657,783)		18,021,468
LIABILITIES, NET OF OTHER ASSETS - (8.59%)		(1,425,868)

TOTAL NET ASSETS - 100.00%		$16,595,600

Percentages are stated as a percent of net assets.

A	Unit - Usually consists of one common stock and/or rights and warrants.
B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,643 or 0.02% of net assets.
E	All or a portion of this security is on loan, collateralized by either cash or U.S.Treasury, at October 31, 2019.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on October 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	3	December 2019	$150,017	$156,210	$6,193

			$150,017	$156,210	$6,193

Index Abbreviations:

MSCI	Morgan Stanley Capital International.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2019, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Brazil	$862,975	$—	$—		$862,975
Chile	528,012	—	—		528,012
China	4,605,624	—	0	(1)	4,605,624
Czech Republic	483,651	—	—		483,651
Egypt	481,168	—	—		481,168
Greece	317,106	—	—		317,106
Hong Kong	50,486	—	—		50,486
Hungary	314,363	—	—		314,363
India	2,119,999	—	—		2,119,999

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

Indonesia	64,948	—	—	64,948
Malaysia	570,191	—	—	570,191
Mexico	629,920	—	—	629,920
Peru	61,140	—	—	61,140
Philippines	645,533	—	—	645,533
Poland	54,279	—	—	54,279
Republic of Korea	2,290,195	—	—	2,290,195
Russia	592,529	—	—	592,529
South Africa	431,598	—	—	431,598
Taiwan	1,555,852	—	—	1,555,852
Thailand	594,637	344,191	—	938,828
Turkey	71,495	—	—	71,495
Foreign Preferred Stocks
Brazil	153,673	—	—	153,673
South Africa	53,086	—	—	53,086
Foreign Rights
Thailand	—	—	2,643	2,643
Common Stocks
United States	57,271	—	—	57,271
Short-Term Investments	84,903	—	—	84,903

Total Investments in Securities - Assets	$17,674,634	$344,191	$2,643	$18,021,468

Financial Derivative Instruments - Assets
Futures Contracts	$6,193	$—	$—	$6,193

Total Financial Derivative Instruments - Assets	$6,193	$—	$—	$6,193

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2019		Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$(13,361)
Foreign Rights	—		—	—	—	—	2,643	—	—	2,643		2,643

	$0	(1)	$—	$—	$—	$—	$2,643	$—	$—	$2,643		$(10,718)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

The foreign common stock classified as Level 3 was fair valued at a nominal value of 0.00 Hong Kong Dollar (HKD) due to lack of unobservable inputs. The company is in bankruptcy proceedings, therefore the valuation of the common stock was written down from 0.10 HKD to 0.00 HKD. There was no impact to the Fund’s NAV.

The foreign rights classified as Level 3, were fair valued based on the rights subscription price and the parent stock price.

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Brazil - 7.14%
Common Stocks - 6.46%
B3 S.A. - Brasil Bolsa Balcao	3,506	$42,294
Banco do Brasil S.A.	3,196	38,371
Cia de Locacao das Americas	8,700	37,442
CPFL Energia S.A.	4,700	38,697
Grupo SBF S.A.A	6,300	42,398
IRB Brasil Resseguros S/A	4,290	40,424
Lojas Renner S.A.	3,000	37,963
Neoenergia S.A.	7,200	37,629
Notre Dame Intermedica Participacoes S.A.	2,900	43,386

Total Common Stocks		358,604

Preferred Stocks - 0.68%
Banco do Estado do Rio Grande do Sul S.A., Class BB	6,800	37,912

Total Brazil (Cost $340,528)		396,516

China - 26.24%
Common Stocks - 26.24%
A-Living Services Co., Ltd., Class HC	14,250	43,281
Alibaba Group Holding Ltd., Sponsored ADRA	238	42,047
Anhui Gujing Distillery Co., Ltd., Class A	2,300	36,092
ANTA Sports Products Ltd.	4,528	44,379
Bank of China Ltd., Class H	89,598	36,704
Bank of Communications Co., Ltd., Class H	51,125	34,971
China Construction Bank Corp., Class H	46,814	37,698
China Isotope & Radiation Corp.	14,600	37,637
China Lesso Group Holdings Ltd.	41,000	42,434
China Lilang Ltd.	44,963	36,264
China Medical System Holdings Ltd.	32,000	43,533
China Telecom Corp. Ltd., Class H	80,000	34,099
China Traditional Chinese Medicine Holdings Co., Ltd.	78,453	35,142
CITIC Telecom International Holdings Ltd.	97,883	37,225
CNOOC Ltd., Sponsored ADR	241	35,798
CSPC Pharmaceutical Group Ltd.	19,000	48,858
ENN Energy Holdings Ltd.	3,494	40,041
Ever Sunshine Lifestyle Services Group Ltd.	72,000	44,104
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,400	36,711
Industrial & Commercial Bank of China Ltd., Class H	51,196	36,849
Jiangsu Expressway Co., Ltd., Class H	27,754	36,906
Joyoung Co., Ltd., Class A	11,740	37,045
Li Ning Co., Ltd.	12,500	42,512
Livzon Pharmaceutical Group, Inc., Class H	12,600	36,903
Longfor Group Holdings Ltd.C	10,424	43,367
Luxshare Precision Industry Co., Ltd., Class A	9,130	41,281
Luzhou Laojiao Co., Ltd., Class A	3,100	38,423
Midea Group Co., Ltd., Class A	4,600	36,288
Ping An Insurance Group Co. of China Ltd., Class H	3,100	35,902
Prosus N.V.A	145	9,999
Prosus N.V., Sponsored ADRA	734	10,158
Qingdao Port International Co., Ltd., Class HC	63,629	36,541
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	19,748	35,736
Shenzhou International Group Holdings Ltd.	2,800	38,806
Sinopharm Group Co., Ltd., Class H	11,289	40,555
Tencent Holdings Ltd.	922	37,746
Tencent Holdings Ltd., ADR	864	34,992
Wuliangye Yibin Co., Ltd., Class A	2,100	39,425

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
China - 26.24% (continued)
Common Stocks - 26.24% (continued)
Yuexiu Transport Infrastructure Ltd.	44,000	$40,654

Total Common Stocks		1,457,106

Total China (Cost $1,334,315)		1,457,106

Hong Kong - 2.81%
Common Stocks - 2.81%
AIA Group Ltd., Sponsored ADRD	967	38,545
Sun Hung Kai Properties Ltd.	2,500	37,934
Techtronic Industries Co., Ltd.	5,313	41,699
Union Medical Healthcare Ltd.	51,000	37,749

Total Common Stocks		155,927

Total Hong Kong (Cost $142,944)		155,927

India - 12.57%
Common Stocks - 12.57%
Adani Ports & Special Economic Zone Ltd.	6,618	36,939
Atul Ltd.	700	42,338
Gujarat Gas Ltd.	14,794	40,923
Gujarat State Petronet Ltd.	12,196	36,066
HCL Technologies Ltd.	2,389	38,936
HDFC Bank Ltd.	2,135	37,024
Hexaware Technologies Ltd.	7,764	36,451
Infosys Ltd.	4,082	39,537
Mahanagar Gas Ltd.	3,088	44,414
Manappuram Finance Ltd.	18,479	44,290
Mphasis Ltd.	2,660	35,590
Muthoot Finance Ltd.	4,222	41,965
Petronet LNG Ltd.	10,159	40,963
RITES Ltd.	10,410	41,388
Sonata Software Ltd.	8,186	36,066
UPL Ltd.	4,451	37,555
WNS Holdings Ltd., ADRA	568	35,125
Zee Entertainment Enterprises Ltd.	8,781	32,250

Total Common Stocks		697,820

Total India (Cost $679,199)		697,820

Indonesia - 2.01%
Common Stocks - 2.01%
Bank Tabungan Pensiunan Nasional Syariah Tbk PTA	150,200	41,089
Indofood CBP Sukses Makmur Tbk PT	43,100	35,694
Mitra Adiperkasa Tbk PT	430,500	34,914

Total Common Stocks		111,697

Total Indonesia (Cost $93,232)		111,697

Malaysia - 2.64%
Common Stocks - 2.64%
LPI Capital Bhd	9,700	35,471
RHB Bank Bhd	26,779	36,850
Serba Dinamik Holdings Bhd	35,841	35,768

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Malaysia - 2.64% (continued)
Common Stocks - 2.64% (continued)
Syarikat Takaful Malaysia Keluarga Bhd	25,400	$38,235

Total Common Stocks		146,324

Total Malaysia (Cost $148,727)		146,324

Mexico - 2.91%
Common Stocks - 2.91%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	794	44,226
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,962	41,528
Grupo Financiero Banorte S.A.B. de C.V.	7,433	40,642
Wal-Mart de Mexico S.A.B. de C.V.	11,800	35,363

Total Common Stocks		161,759

Total Mexico (Cost $137,675)		161,759

Philippines - 4.07%
Common Stocks - 4.07%
Ayala Corp.	2,091	35,437
Ayala Land, Inc.	37,497	35,875
BDO Unibank, Inc.	13,630	41,606
International Container Terminal Services, Inc.	15,150	35,438
LT Group, Inc.	146,000	38,381
Megaworld Corp.	409,100	38,939

Total Common Stocks		225,676

Total Philippines (Cost $238,367)		225,676

Republic of Korea - 9.79%
Common Stocks - 9.04%
AfreecaTV Co., Ltd.	752	47,766
Cheil Worldwide, Inc.	1,668	35,483
DIO Corp.A	985	35,558
Hansol Chemical Co., Ltd.	541	43,617
Innocean Worldwide, Inc.	688	37,964
JB Financial Group Co., Ltd.	7,681	35,254
KT&G Corp.	437	37,561
Macquarie Korea Infrastructure Fund	3,619	36,860
NCSoft Corp.	77	34,150
NICE Information Service Co., Ltd.	3,587	37,614
Samsung Electronics Co., Ltd.	975	42,236
Shinhan Financial Group Co., Ltd.	1,035	37,808
Woongjin Coway Co., Ltd.	507	40,004

Total Common Stocks		501,875

Preferred Stocks - 0.75%
Samsung Electronics Co., Ltd.B	1,176	41,493

Total Republic of Korea (Cost $517,216)		543,368

Russia - 3.27%
Common Stocks - 3.27%
Gazprom Neft PJSC, Sponsored ADR	1,087	35,056
LUKOIL PJSC, Sponsored ADR	426	39,218
Novatek PJSC, Sponsored GDR	157	33,598
Sberbank of Russia PJSC, Sponsored ADR	2,470	36,309

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Russia - 3.27% (continued)
Common Stocks - 3.27% (continued)
TCS Group Holding PLC, GDR	1,956	$37,203

Total Common Stocks		181,384

Total Russia (Cost $164,336)		181,384

Singapore - 2.13%
Common Stocks - 2.13%
CapitaLand Ltd.	14,100	37,311
Keppel DC REIT	29,614	43,536
NetLink NBN Trust	54,600	37,324

Total Common Stocks		118,171

Total Singapore (Cost $105,753)		118,171

South Africa - 3.49%
Common Stocks - 3.49%
Capitec Bank Holdings Ltd.	465	42,251
Clicks Group Ltd.	2,495	40,583
FirstRand Ltd.	8,202	35,445
Naspers Ltd., Class N	145	20,589
Naspers Ltd., Class N, Sponsored ADRD	734	20,736
Standard Bank Group Ltd., Sponsored ADRD	2,985	34,260

Total Common Stocks		193,864

Total South Africa (Cost $209,366)		193,864

Taiwan - 13.69%
Common Stocks - 13.69%
Accton Technology Corp.	7,000	41,737
Advantech Co., Ltd.	4,340	42,986
Chailease Holding Co., Ltd.	8,852	39,985
E.Sun Financial Holding Co., Ltd.	44,768	40,517
Feng TAY Enterprise Co., Ltd.	5,500	37,220
Getac Technology Corp.	24,528	40,289
Lotes Co., Ltd.	4,391	41,327
Parade Technologies Ltd.	2,131	41,233
Poya International Co., Ltd.	2,600	35,745
Realtek Semiconductor Corp.	4,873	36,259
Simplo Technology Co., Ltd.	4,470	41,263
Sinbon Electronics Co., Ltd.	9,690	39,154
Taiwan Semiconductor Manufacturing Co., Ltd.	4,500	44,127
Taiwan Union Technology Corp.	9,000	39,618
Topco Scientific Co., Ltd.	13,215	42,110
Tripod Technology Corp.	10,625	41,187
Uni-President Enterprises Corp.	15,606	38,553
Voltronic Power Technology Corp.	1,750	38,805
Yuanta Financial Holding Co., Ltd.	60,240	37,699

Total Common Stocks		759,814

Total Taiwan (Cost $619,261)		759,814

Thailand - 3.58%
Common Stocks - 3.58%
AEON Thana Sinsap Thailand PCL, NVDR	5,459	36,881
Com7 PCL, NVDR	45,092	42,934
Srisawad Corp. PCL, NVDR	20,700	44,218
Thanachart Capital PCL, NVDR	20,400	35,807

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
Thailand - 3.58% (continued)
Common Stocks - 3.58% (continued)
Tisco Financial Group PCL, NVDR	12,116	$39,123

Total Common Stocks		198,963

Total Thailand (Cost $157,241)		198,963

Turkey - 0.62% (Cost $35,512)
Common Stocks - 0.62%
Ulker Biskuvi Sanayi A/SA	10,759	34,607

United Arab Emirates - 1.28%
Common Stocks - 1.28%
Aramex PJSC	31,618	33,747
Emirates NBD PJSC	11,457	37,433

Total Common Stocks		71,180

Rights - 0.00%
Emirates NBD PJSCA	1,564	—

Total United Arab Emirates (Cost $75,164)		71,180

SHORT-TERM INVESTMENTS - 5.12% (Cost $284,257)
Investment Companies - 5.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%E F	284,257	284,257

SECURITIES LENDING COLLATERAL - 1.03% (Cost $57,163)
Investment Companies - 1.03%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%E F	57,163	57,163

TOTAL INVESTMENTS - 104.39% (Cost $5,340,256)		5,795,596
LIABILITIES, NET OF OTHER ASSETS - (4.39%)		(243,524)

TOTAL NET ASSETS - 100.00%		$5,552,072

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $123,189 or 2.22% of net assets. The Fund has no right to demand registration of these securities.

D	All or a portion of this security is on loan, collateralized by either cash or U.S. Treasury, at October 31, 2019.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2019, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1		Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$358,604		$—	$—	$358,604
China	1,457,106		—	—	1,457,106
Hong Kong	155,927		—	—	155,927
India	697,820		—	—	697,820
Indonesia	111,697		—	—	111,697
Malaysia	146,324		—	—	146,324
Mexico	161,759		—	—	161,759
Philippines	225,676		—	—	225,676
Republic of Korea	501,875		—	—	501,875
Russia	181,384		—	—	181,384
Singapore	118,171		—	—	118,171
South Africa	193,864		—	—	193,864
Taiwan	759,814		—	—	759,814
Thailand	198,963		—	—	198,963
Turkey	34,607		—	—	34,607
United Arab Emirates	71,180		—	—	71,180
Foreign Preferred Stocks
Brazil	37,912		—	—	37,912
Republic of Korea	41,493		—	—	41,493
Foreign Rights
United Arab Emirates	—	(1)	—	—	—
Short-Term Investments	284,257		—	—	284,257
Securities Lending Collateral	57,163		—	—	57,163

Total Investments in Securities - Assets	$5,795,596		$—	$—	$5,795,596

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.01% (Cost $4,615)
Energy - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Jones Energy, Inc.A	355	$3,639

WARRANTS - 0.00% (Cost $0)
Energy - 0.00%
Jones Energy, Inc., 5/17/2024, Strike Price $31.67A	1,570	243

	Principal Amount
BANK LOAN OBLIGATIONSC - 23.92%
Basic Materials - 0.73%
GrafTech Finance, Inc., 5.286%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	$63,828	61,355
H.B. Fuller Co., 3.846%, Due 10/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	94,922	94,575
Ineos US Finance LLC, 3.786%, Due 3/31/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.000%)	62,471	61,775
Messer Industries GmbH, 4.604%, Due 3/1/2026, 2018 USD Term Loan, (3-mo. LIBOR + 2.500%)	99,749	98,837
Polar US Borrower LLC,
6.793%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	24,201	22,749
6.854%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	552	519
PQ Corp., 4.427%, Due 2/8/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.500%)	87,286	87,153
Starfruit Finco B.V., 5.005%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	102,032	99,376

		526,339

Communications - 3.61%
Altice France S.A., 5.921%, Due 8/14/2026, 2018 Term Loan B13, (1-mo. LIBOR + 4.000%)	99,000	97,303
Avaya, Inc.,
6.164%, Due 12/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	48,796	46,448
6.171%, Due 12/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	29,110	27,709
CareerBuilder LLC, 8.854%, Due 7/31/2023, Term Loan, (3-mo. LIBOR + 6.750%)	137,753	136,547
CenturyLink, Inc., 4.536%, Due 1/31/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.750%)	100,744	99,649
Charter Communications Operating LLC, 3.580%, Due 4/30/2025, 2019 Term Loan B1, (1-mo. LIBOR + 1.750%)	99,746	99,996
CommScope, Inc., 5.036%, Due 4/6/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.250%)	100,000	97,969
CSC Holdings LLC,
4.327%, Due 4/15/2027, 2019 Term Loan, (2-mo. LIBOR + 2.500%)	86,000	85,785
4.327%, Due 4/15/2027, 2019 Term Loan B5, (2-mo. LIBOR + 2.500%)	101,248	101,067
Diamond Sports Group LLC, 5.080%, Due 8/24/2026, Term Loan, (1-mo. LIBOR + 3.250%)	137,000	137,514
E.W. Scripps Co., 4.536%, Due 5/1/2026, Incremental Term Loan B1, (1-mo. LIBOR + 2.750%)	63,000	62,953
Go Daddy Operating Co. LLC, 3.536%, Due 2/15/2024, 2017 Repriced Term Loan, (1-mo. LIBOR + 1.750%)	93,000	93,053
Gray Television, Inc., 4.281%, Due 1/2/2026, 2018 Term Loan C, (1-mo. LIBOR + 2.500%)	99,250	99,451
iHeartCommunications, Inc., 5.781%, Due 5/1/2026, Exit Term Loan, (1-mo. LIBOR + 4.000%)	44,153	44,277
Intelsat Jackson Holdings S.A., 5.682%, Due 11/27/2023, 2017 Term Loan B3, (6-mo. LIBOR + 3.750%)	82,000	81,847
ION Media Networks, Inc., 4.813%, Due 12/18/2024, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	96,738	96,133
Iridium Satellite LLC, Due 10/17/2026, Term LoanD	100,000	100,531
MH Sub I LLC, 5.536%, Due 9/13/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	130,459	127,014
Mission Broadcasting, Inc., 4.031%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	13,653	13,666
Nexstar Broadcasting, Inc., 4.050%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	68,709	68,773
Nielsen Finance LLC, 3.940%, Due 10/4/2023, USD Term Loan B4, (1-mo. LIBOR + 2.000%)	90,427	90,088
Plantronics, Inc., 4.286%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	75,185	74,731

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Communications - 3.61% (continued)
Red Ventures LLC, 4.800%, Due 11/8/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	$121,608	$121,203
Rentpath, Inc., 6.536%, Due 12/17/2021, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	81,531	37,096
SBA Senior Finance II LLC, 3.790%, Due 4/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	99,487	99,696
Sinclair Television Group, Inc.,
4.040%, Due 1/3/2024, Term Loan B2, (1-mo. LIBOR + 2.250%)	16,000	15,960
Due 9/30/2026, Term Loan B2BD	71,000	71,022
Sprint Communications, Inc., 4.813%, Due 2/2/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	91,310	90,701
Titan AcquisitionCo New Zealand Ltd., 6.354%, Due 5/1/2026, Term Loan, (3-mo. LIBOR + 4.250%)	62,911	62,754
Univision Communications, Inc., 4.536%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	16,973	16,352
Vestcom Parent Holdings, Inc.,
5.786%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	32,411	30,061
7.750%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.000%)	6	5
Virgin Media Bristol LLC, 4.421%, Due 1/31/2028, USD Term Loan N, (1-mo. LIBOR + 2.500%)	81,000	80,629
WeddingWire, Inc., 6.286%, Due 12/19/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	99,250	98,506

		2,606,489

Consumer, Cyclical - 4.84%
Academy Ltd.,
5.781%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	17,439	11,660
5.785%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	9,094	6,081
AMCP Clean Acquisition Co. LLC, 6.337%, Due 6/16/2025, 2018 Term Loan, (2-mo. LIBOR + 4.250%)	111,529	109,437
American Airlines, Inc., 3.554%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	130,092	128,808
B.C. Unlimited Liability Co., 4.036%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	96,273	96,345
Bass Pro Group LLC, 6.786%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	126,900	122,254
BJ’s Wholesale Club, Inc., 4.671%, Due 2/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	78,435	78,422
Boyd Gaming Corp., 3.867%, Due 9/15/2023, Term Loan B3, (1 Week LIBOR + 2.250%)	97,376	97,406
Caesars Resort Collection LLC, 4.536%, Due 12/23/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 2.750%)	63,550	62,563
California Pizza Kitchen, Inc.,
8.530%, Due 8/23/2022, 2016 Term Loan, (6-mo. LIBOR + 6.000%)	242,500	206,125
12.530%, Due 8/23/2023, 2016 2nd Lien Term Loan, (6-mo. LIBOR + 10.000%)	42,000	34,020
Compuware Corp., 5.786%, Due 8/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	69,400	69,545
Crown Finance US, Inc., 4.036%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.250%)	99,696	98,280
Golden Nugget, Inc.,
4.536%, Due 10/4/2023, 2017 Incremental Term Loan B, (1-mo. LIBOR + 2.750%)	1,925	1,920
4.677%, Due 10/4/2023, 2017 Incremental Term Loan B, (3-mo. LIBOR + 2.750%)	19,954	19,901
4.716%, Due 10/4/2023, 2017 Incremental Term Loan B, (3-mo. LIBOR + 2.750%)	17,625	17,579
GYP Holdings Corp., 4.536%, Due 6/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	46,716	46,249
IRB Holding Corp.,
5.193%, Due 2/5/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	313	310
5.216%, Due 2/5/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	122,813	121,738
Merlin Entertainments PLC,
Due 10/16/2026, USD Term Loan BD	88,384	88,678
Due 10/17/2026, Delayed Draw Term Loan BD	11,616	11,655

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Consumer, Cyclical - 4.84% (continued)
NASCAR Holdings, Inc.
Due 10/19/2026, Term Loan BD	$20,000	$20,091
4.628%, Due 10/19/2026, Term Loan B, (1-mo. LIBOR + 2.750%)	100,000	100,453
Next Level Apparel, Inc., 7.632%, Due 7/17/2024, 2018 Term Loan, (1 Week LIBOR + 6.000%)	188,027	185,677
Panther BF Aggregator LP, 5.300%, Due 4/30/2026, USD Term Loan B, (1-mo. LIBOR + 3.500%)	100,000	98,542
PCI Gaming Authority, 4.786%, Due 5/29/2026, Term Loan, (1-mo. LIBOR + 3.000%)	95,771	96,310
Playpower, Inc., 7.604%, Due 5/8/2026, 2019 Term Loan, (3-mo. LIBOR + 5.500%)	241,230	238,817
Scientific Games International, Inc., 4.536%, Due 8/14/2024, 2018 Term Loan B5, (1-mo. LIBOR + 2.750%)	65,374	64,577
SHO Holding I Corp., 6.927%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	191,139	168,202
Six Flags Theme Parks, Inc., 3.540%, Due 4/17/2026, 2019 Term Loan B, (1-mo. LIBOR + 1.750%)	99,750	99,714
Spin Holdco, Inc., 5.251%, Due 11/14/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	33,481	32,435
SRS Distribution, Inc., 5.036%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	35,840	34,631
Staples, Inc., 6.781%, Due 4/16/2026, 7 Year Term Loan, (3-mo. LIBOR + 5.000%)	78,452	77,252
TGP Holdings III LLC,
6.036%, Due 9/25/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	191,762	178,818
10.286%, Due 9/25/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	50,000	46,500
UFC Holdings LLC, 5.040%, Due 4/29/2026, 2019 Term Loan, (1-mo. LIBOR + 3.250%)	61,348	61,271
Univar, Inc., 4.036%, Due 7/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.250%)	91,920	92,150
Varsity Brands, Inc., 5.286%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	61,283	57,185
Wheel Pros LLC, 6.536%, Due 4/4/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	165,904	162,723
World Triathlon Corp., 6.036%, Due 8/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	250,000	248,437

		3,492,761

Consumer, Non-Cyclical - 4.77%
ADMI Corp., 4.536%, Due 4/30/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	71,619	70,411
Agiliti Health, Inc., 4.813%, Due 1/4/2026, Term Loan, (1-mo. LIBOR + 3.000%)	89,550	89,214
Albertsons LLC, 4.536%, Due 11/17/2025, 2019 Term Loan B7, (1-mo. LIBOR + 2.750%)	64,616	64,919
Amneal Pharmaceuticals LLC, 5.313%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	99,747	75,958
ATI Holdings Acquisition, Inc., 5.304%, Due 5/10/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	62,710	60,064
Avalign Technologies, Inc., 6.700%, Due 12/22/2025, 2018 Term Loan B, (3-mo. LIBOR + 4.500%)	181,854	180,036
Avantor, Inc., 4.786%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	29,897	30,083
Bausch Health Cos., Inc., 4.921%, Due 6/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	84,734	85,008
Boing US Holdco, Inc., 5.190%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	34,043	32,425
CHG Healthcare Services, Inc., 4.786%, Due 6/7/2023, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.000%)	88,645	88,456
Comet Acquisition, Inc., 5.624%, Due 10/24/2025, Term Loan, (3-mo. LIBOR + 3.500%)	46,648	45,831
CRCI Longhorn Holdings, Inc., 5.281%, Due 8/8/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	27,738	26,837
Dhanani Group, Inc., 5.536%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	44,857	40,446
Digital Room Holdings, Inc., 6.786%, Due 5/21/2026, Term Loan, (1-mo. LIBOR + 5.000%)	74,813	66,209
Edward Don & Co. LLC, 6.036%, Due 7/2/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	147,264	146,527
Endo Luxembourg Finance Co. S.a r.l., 6.063%, Due 4/29/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	72,315	66,385
Envision Healthcare Corp., 5.536%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	84,728	68,272
Garda World Security Corp., Due 10/30/2026, 2019 1st Lien Term Loan BD	102,000	101,363

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Consumer, Non-Cyclical - 4.77% (continued)
Gentiva Health Services, Inc., 5.563%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	$99,748	$99,499
GGC Aperio Holdings LP, 7.104%, Due 10/25/2024, Term Loan, (3-mo. LIBOR + 5.000%)B	164,694	163,459
Grifols Worldwide Operations USA, Inc., 4.086%, Due 1/31/2025, 2017 Acquisition Term Loan, (1 Week LIBOR + 2.250%)	11,069	11,079
HLF Financing S.a r.l., 5.036%, Due 8/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	103,950	104,156
Mallinckrodt International Finance S.A.,
4.854%, Due 9/24/2024, USD Term Loan B, (3-mo. LIBOR + 2.750%)	34,470	26,936
5.175%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	7,270	5,648
MedPlast Holdings, Inc., 5.854%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	57,478	53,598
Midas Intermediate Holdco II LLC, 4.850%, Due 8/18/2021, Incremental Term Loan B, (3-mo. LIBOR + 2.750%)	48,536	46,643
National Mentor Holdings, Inc.,
6.040%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	93,681	93,701
6.040%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	5,848	5,849
NMSC Holdings, Inc., 6.881%, Due 4/19/2023, 1st Lien Term Loan, (2-mo. LIBOR + 5.000%)	250,000	248,750
NorthRiver Midstream Finance LP, 5.349%, Due 10/1/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.250%)	99,000	97,303
NVA Holdings, Inc., 5.286%, Due 2/2/2025, Term Loan B4, (1-mo. LIBOR + 3.500%)	6,065	6,057
Parexel International Corp., 4.536%, Due 9/27/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	67,457	64,337
Prime Security Services Borrower LLC, 5.035%, Due 9/23/2026, 2019 Term Loan B1, (1-mo. LIBOR + 3.250%)	104,060	100,380
R.R. Donnelley & Sons Co., 6.823%, Due 1/15/2024, 2018 Term Loan B, (3-mo. LIBOR + 5.000%)	49,501	49,624
RegionalCare Hospital Partners Holdings, Inc., 6.304%, Due 11/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	100,123	99,816
Rent-A-Center, Inc., 6.313%, Due 7/31/2026, 2019 Term Loan, (1-mo. LIBOR + 4.500%)	100,000	99,500
Syneos Health, Inc., 3.786%, Due 8/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	21,977	21,982
TruGreen Ltd. Partnership, 5.536%, Due 3/19/2026, 2019 Term Loan, (1-mo. LIBOR + 3.750%)	67,321	67,406
United Natural Foods, Inc., 6.036%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	99,500	79,506
United Rentals, Inc., 3.536%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	99,000	99,389
Universal Health Services, Inc., 3.536%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	49,501	49,563
Upstream Rehabilition, Inc., Due 10/23/2026, 2019 Term LoanD	100,000	99,875
Verscend Holding Corp., 6.286%, Due 8/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	120,780	120,780
Wand NewCo 3, Inc., 5.286%, Due 2/5/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	99,750	100,074
WEX, Inc., 4.036%, Due 5/15/2026, Term Loan B3, (1-mo. LIBOR + 2.250%)	91,032	91,309

		3,444,663

Diversified - 0.22%
Quidditch Acquisition, Inc., 8.800%, Due 3/21/2025, 2018 Term Loan B, (1-mo. LIBOR + 7.000%)	158,224	158,224

		158,224

Energy - 0.46%
Blackstone CQP Holdco LP, 5.656%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	110,148	109,529
California Resources Corp., 12.175%, Due 12/31/2021, Second Out Term Loan, (1-mo. LIBOR + 10.375%)	12,000	7,920
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, PIK (in-kind rate 5.000%), (12-mo. LIBOR + 5.000%)B	7,171	—

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Energy - 0.46% (continued)
Lucid Energy Group II LLC, 4.786%, Due 2/17/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	$64,274	$56,240
Medallion Midland Acquisition LLC, 5.036%, Due 10/30/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	67,028	62,839
Prairie ECI Acquiror LP, 6.854%, Due 3/11/2026, Term Loan B, (3-mo. LIBOR + 4.750%)	97,744	95,137

		331,665

Financial - 4.71%
Acrisure LLC, 6.354%, Due 11/22/2023, 2017 Term Loan B, (3-mo. LIBOR + 4.250%)	68,699	67,325
Apollo Commercial Real Estate Finance, Inc., 4.671%, Due 5/15/2026, Term Loan B, (1-mo. LIBOR + 2.750%)	99,750	98,753
AssuredPartners, Inc., 5.286%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	66,045	64,821
Asurion LLC,
4.786%, Due 11/3/2023, 2018 Term Loan B6, (1-mo. LIBOR + 3.000%)	7,958	7,967
4.786%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	99,019	99,082
8.286%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	57,436	57,666
Avolon TLB Borrower (US) LLC, 3.596%, Due 1/15/2025, Term Loan B3, (1-mo. LIBOR + 1.750%)	92,340	92,663
Capital Automotive LP, 7.790%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	87,647	87,647
Citadel Securities LP, 5.286%, Due 2/27/2026, Term Loan B, (1-mo. LIBOR + 3.500%)	99,749	99,937
Claros Mortgage Trust, Inc., 5.005%, Due 8/10/2026, Term Loan B, (1-mo. LIBOR + 3.250%)	100,000	100,000
DTZ U.S. Borrower LLC, 5.036%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	129,720	129,828
EIG Management Co. LLC, 5.550%, Due 2/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	102,440	102,099
Forest City Enterprises LP, 5.786%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	99,250	99,721
Franklin Square Holdings LP, 4.313%, Due 8/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	99,000	99,310
Genworth Holdings, Inc., 6.323%, Due 3/7/2023, Term Loan, (1-mo. LIBOR + 4.500%)	95,266	95,028
Iron Mountain, Inc., 3.536%, Due 1/2/2026, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	15,123	14,890
iStar, Inc.,
4.521%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	40,411	40,411
4.596%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	41,447	41,447
Jane Street Group LLC, 4.786%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	99,748	99,249
Jefferies Finance LLC, 5.563%, Due 6/3/2026, 2019 Term Loan, (3-mo. LIBOR + 3.750%)	99,750	97,880
Kestra Advisor Services Holdings, Inc., 6.360%, Due 6/3/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	149,883	145,855
LPL Holdings, Inc., 4.054%, Due 9/23/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 2.250%)	81,377	81,327
MGM Growth Properties Operating Partnership LP, 3.786%, Due 3/21/2025, 2016 Term Loan B, (1-mo. LIBOR + 2.000%)	98,744	98,991
NEXUS Buyer LLC, Due 10/31/2026, Term Loan BD	63,000	62,685
Nuvei Technologies Corp., 6.878%, Due 9/29/2025, USD Term Loan, (1-mo. LIBOR + 5.000%)	118,437	116,660
Realogy Group LLC, 4.072%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	100,021	94,645
RSC Acquisition, Inc.,
6.252%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	8,624	8,495
6.646%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	270,158	266,106
Sedgwick Claims Management Services, Inc., 5.036%, Due 12/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	86,474	83,813
StepStone Group LP, 5.786%, Due 3/27/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	203,027	202,011
Valet Waste Holdings, Inc., 5.786%, Due 9/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	200,353	197,682
VFH Parent LLC, 6.044%, Due 3/1/2026, 2019 Term Loan B, (6-mo. LIBOR + 3.500%)	96,667	96,442

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Financial - 4.71% (continued)
VICI Properties LLC, 3.850%, Due 12/20/2024, Replacement Term Loan B, (3-mo. LIBOR + 2.000%)	$115,000	$115,339
Victory Capital Holdings, Inc., 5.349%, Due 7/1/2026, 2019 Term Loan B, (3-mo. LIBOR + 3.250%)	90,636	90,908
Zest Acquisition Corp., 5.680%, Due 3/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	150,092	139,961

		3,396,644

Industrial - 2.69%
American Bath Group LLC, 6.036%, Due 9/30/2023, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	292,912	289,801
API Technologies Corp., 6.036%, Due 5/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	149,625	142,144
Berry Global, Inc., 4.439%, Due 7/1/2026, USD Term Loan U, (1-mo. LIBOR + 2.500%)	130,007	130,387
Brookfield Property REIT, Inc., 4.286%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	32,000	31,460
Brookfield WEC Holdings, Inc., 5.286%, Due 8/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	95,812	95,133
BWAY Holding Co., 5.234%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	47,898	46,564
Consolidated Container Co. LLC, 4.536%, Due 5/22/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	91,762	90,118
DG Investment Intermediate Holdings, Inc., 4.786%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	34,593	33,598
Flex Acquisition Co., Inc.,
4.781%, Due 12/29/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	3,968	3,744
5.099%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	108,340	102,206
Forming Machining Industries Holdings LLC, 6.104%, Due 10/3/2025, Term Loan, (3-mo. LIBOR + 4.000%)	126,067	119,764
MHI Holdings LLC, 6.786%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	114,000	112,860
NCI Building Systems, Inc., 5.664%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	69,554	67,177
Nordam Group, Inc.,
7.438%, Due 4/9/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	9,530	9,506
7.875%, Due 4/9/2026, Term Loan B, (6-mo. LIBOR + 5.500%)	116,902	116,610
Quikrete Holdings, Inc.,
Due 11/15/2023, 2016 1st Lien Term LoanD	16,566	16,481
4.536%, Due 11/15/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	48,000	47,782
Sabre Industries, Inc., 6.096%, Due 4/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	42,785	42,866
TransDigm, Inc.,
4.286%, Due 6/9/2023, 2018 Term Loan F, (1-mo. LIBOR + 2.500%)	133,585	132,900
4.286%, Due 5/30/2025, 2018 Term Loan E, (1-mo. LIBOR + 2.500%)	27,361	27,137
USIC Holdings, Inc., 5.036%, Due 12/8/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	10,563	10,255
Wrench Group LLC,
Due 4/30/2026, 2019 Delayed Draw Term LoanD E	30,850	30,734
6.363%, Due 4/30/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.250%)	92,319	91,972
XPO Logistics, Inc., 3.786%, Due 2/24/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	149,000	149,092

		1,940,291

Technology - 1.57%
Avast Software B.V., 4.354%, Due 9/29/2023, 2018 USD Term Loan B, (3-mo. LIBOR + 2.250%)	55,176	55,309
Corel Corp., 7.087%, Due 7/2/2026, 2019 Term Loan, (2-mo. LIBOR + 5.000%)	125,000	118,125
Dell International LLC, 3.790%, Due 9/19/2025, 2019 Term Loan B, (1-mo. LIBOR + 2.000%)	96,358	96,704
DiscoverOrg LLC, 6.286%, Due 2/2/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	49,875	49,064
Dynatrace LLC, 4.536%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	51,069	51,197
IQVIA, Inc., 3.854%, Due 6/11/2025, 2018 USD Term Loan B3, (3-mo. LIBOR + 1.750%)	92,765	92,592

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.92% (continued)
Technology - 1.57% (continued)
MA FinanceCo. LLC, 4.300%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	$10,464	$10,143
Microchip Technology, Inc., 3.790%, Due 5/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	91,370	91,484
NeuStar, Inc., 5.286%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	31,929	30,508
Omnitracs, Inc., 4.856%, Due 3/21/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.750%)	61,949	61,136
Seattle Spinco, Inc., 4.300%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	70,663	68,499
Sophia LP, 5.354%, Due 9/30/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	87,510	87,401
SS&C Technologies Holdings Europe S.a.r.l., 4.036%, Due 4/16/2025, 2018 Term Loan B4, (1-mo. LIBOR + 2.250%)	26,314	26,358
SS&C Technologies, Inc.,
4.036%, Due 4/16/2025, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	40,311	40,378
4.036%, Due 4/16/2025, 2018 Term Loan B5, (1-mo. LIBOR + 2.250%)	19,963	20,010
Verifone Systems, Inc., 6.136%, Due 8/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	64,088	59,957
Weld North Education LLC, 6.360%, Due 2/15/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	99,244	98,624
Western Digital Corp., 3.531%, Due 4/29/2023, 2018 Term Loan B4, (1-mo. LIBOR + 1.750%)	78,110	77,778

		1,135,267

Utilities - 0.32%
Calpine Corp.,
4.610%, Due 1/15/2024, Term Loan B5, (3-mo. LIBOR + 2.500%)	99,740	99,644
4.860%, Due 4/5/2026, Term Loan B9, (3-mo. LIBOR + 2.750%)	14,963	14,968
Eastern Power LLC, 5.536%, Due 10/2/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	60,866	60,676
Vistra Operations Co., LLC,
3.786%, Due 12/31/2025, 1st Lien Term Loan B3, (1-mo. LIBOR + 2.000%)	31,244	31,341
3.889%, Due 12/31/2025, 1st Lien Term Loan B3, (1-mo. LIBOR + 2.000%)	21,114	21,180

		227,809

Total Bank Loan Obligations (Cost $17,592,539)		17,260,152

CORPORATE OBLIGATIONS - 60.64%
Basic Materials - 1.82%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024F	250,000	263,437
Clearwater Paper Corp., 5.375%, Due 2/1/2025F	200,000	196,000
Freeport-McMoRan, Inc., 4.550%, Due 11/14/2024	650,000	676,000
PQ Corp., 6.750%, Due 11/15/2022F	175,000	180,688

		1,316,125

Communications - 14.56%
AMC Networks, Inc., 5.000%, Due 4/1/2024	250,000	254,640
Block Communications, Inc., 6.875%, Due 2/15/2025F	300,000	312,750
Cablevision Systems Corp., 5.875%, Due 9/15/2022	250,000	269,688
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, Due 5/1/2025F	1,100,000	1,141,250
CenturyLink, Inc.,
6.750%, Due 12/1/2023, Series W	250,000	277,837
7.500%, Due 4/1/2024, Series Y	450,000	510,750
Clear Channel Worldwide Holdings, Inc., 9.250%, Due 2/15/2024F	106,000	116,600
CommScope, Inc., 6.000%, Due 3/1/2026F	325,000	333,937
CSC Holdings LLC,
5.500%, Due 5/15/2026F	500,000	526,875
5.375%, Due 2/1/2028F	50,000	52,875
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, Due 8/15/2027F	250,000	257,500
DISH DBS Corp.,
5.875%, Due 7/15/2022	525,000	549,050
5.000%, Due 3/15/2023	200,000	201,500
EIG Investors Corp., 10.875%, Due 2/1/2024	150,000	150,750

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 60.64% (continued)
Communications - 14.56% (continued)
Frontier Communications Corp., 8.500%, Due 4/1/2026F	$150,000	$150,375
iHeartCommunications, Inc., 8.375%, Due 5/1/2027	100,000	107,250
Lamar Media Corp., 5.000%, Due 5/1/2023	250,000	254,531
Netflix, Inc., 5.750%, Due 3/1/2024	250,000	275,197
Nexstar Broadcasting, Inc., 5.625%, Due 8/1/2024F	200,000	208,676
Plantronics, Inc., 5.500%, Due 5/31/2023F	250,000	254,063
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	175,000	150,500
Sinclair Television Group, Inc., 5.625%, Due 8/1/2024F	400,000	412,000
Sirius XM Radio, Inc., 5.375%, Due 4/15/2025F	550,000	572,000
Sprint Communications, Inc., 6.000%, Due 11/15/2022	575,000	608,062
Sprint Corp.,
7.250%, Due 9/15/2021	700,000	746,942
7.875%, Due 9/15/2023	250,000	275,938
T-Mobile USA, Inc.,
6.500%, Due 1/15/2024	175,000	181,781
6.000%, Due 4/15/2024	200,000	207,500
5.125%, Due 4/15/2025	150,000	155,858
TEGNA, Inc., 5.500%, Due 9/15/2024F	300,000	309,281
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	225,000	222,750
Univision Communications, Inc., 5.125%, Due 5/15/2023F	200,000	200,000
Zayo Group LLC / Zayo Capital, Inc., 6.375%, Due 5/15/2025	250,000	257,000

		10,505,706

Consumer, Cyclical - 8.00%
AMC Entertainment Holdings, Inc., 5.750%, Due 6/15/2025	250,000	237,525
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025F	125,000	127,969
Churchill Downs, Inc., 5.500%, Due 4/1/2027F	225,000	238,500
Cinemark USA, Inc., 4.875%, Due 6/1/2023	200,000	203,000
Eldorado Resorts, Inc., 6.000%, Due 4/1/2025	150,000	157,687
Golden Nugget, Inc., 8.750%, Due 10/1/2025F	125,000	131,563
H&E Equipment Services, Inc., 5.625%, Due 9/1/2025	150,000	157,687
Hanesbrands, Inc., 4.625%, Due 5/15/2024F	250,000	262,800
International Game Technology PLC, 6.500%, Due 2/15/2025F	300,000	333,375
Jack Ohio Finance LLC / Jack Ohio Finance Corp., 10.250%, Due 11/15/2022F	200,000	212,000
KGA Escrow LLC, 7.500%, Due 8/15/2023F	300,000	319,500
Mattel, Inc., 6.750%, Due 12/31/2025F	300,000	313,125
MGM Resorts International, 5.750%, Due 6/15/2025	350,000	388,062
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.,
6.250%, Due 5/15/2026F	125,000	132,150
8.500%, Due 5/15/2027F	100,000	100,750
PetSmart, Inc., 5.875%, Due 6/1/2025F	250,000	246,282
Scientific Games International, Inc., 10.000%, Due 12/1/2022	118,000	121,393
Staples, Inc., 7.500%, Due 4/15/2026F	125,000	130,025
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	400,000	412,000
United Airlines Holdings, Inc., 4.875%, Due 1/15/2025	500,000	525,000
Williams Scotsman International, Inc., 7.875%, Due 12/15/2022F	400,000	417,000
Wyndham Destinations, Inc., 5.400%, Due 4/1/2024	450,000	477,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, Due 5/30/2023F	125,000	129,388

		5,773,781

Consumer, Non-Cyclical - 11.07%
Acadia Healthcare Co., Inc., 6.500%, Due 3/1/2024	225,000	232,875
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 6.625%, Due 6/15/2024	150,000	157,313
Avantor, Inc., 9.000%, Due 10/1/2025F	100,000	111,720
Bausch Health Cos., Inc.,
7.000%, Due 3/15/2024F	575,000	601,551
6.125%, Due 4/15/2025F	350,000	363,344

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 60.64% (continued)
Consumer, Non-Cyclical - 11.07% (continued)
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025F	$300,000	$309,750
Centene Corp., 4.750%, Due 1/15/2025	500,000	517,255
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	200,000	198,000
6.250%, Due 3/31/2023	350,000	341,031
8.625%, Due 1/15/2024F	250,000	254,375
DaVita, Inc., 5.125%, Due 7/15/2024	175,000	178,635
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, Due 10/15/2024F	250,000	228,125
HCA, Inc.,
5.875%, Due 5/1/2023	200,000	219,440
5.375%, Due 2/1/2025	50,000	54,938
Hertz Corp., 5.500%, Due 10/15/2024F	325,000	322,432
HLF Financing Sarl LLC / Herbalife International, Inc., 7.250%, Due 8/15/2026F	250,000	261,875
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023F	200,000	72,000
MEDNAX, Inc., 5.250%, Due 12/1/2023F	325,000	329,062
MPH Acquisition Holdings LLC, 7.125%, Due 6/1/2024F	50,000	46,253
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	600,000	603,012
Polaris Intermediate Corp., 8.500%, Due 12/1/2022, PIK (in-kind rate 8.500%)F	150,000	125,625
Prestige Brands, Inc., 5.375%, Due 12/15/2021F	200,000	200,400
Prime Security Services Borrower LLC / Prime Finance, Inc.,
9.250%, Due 5/15/2023F	292,000	307,184
5.750%, Due 4/15/2026F	150,000	153,705
RegionalCare Hospital Partners Holdings, Inc., 8.250%, Due 5/1/2023F	225,000	240,187
Tenet Healthcare Corp.,
8.125%, Due 4/1/2022	100,000	108,130
7.000%, Due 8/1/2025	200,000	207,040
6.250%, Due 2/1/2027F	1,000,000	1,059,590
WellCare Health Plans, Inc., 5.250%, Due 4/1/2025	175,000	183,148

		7,987,995

Energy - 7.26%
Antero Resources Corp., 5.125%, Due 12/1/2022	225,000	168,469
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 10/1/2022	250,000	251,875
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, Due 4/1/2022F	350,000	331,205
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, Due 11/15/2022F	100,000	98,250
Cheniere Energy Partners LP, 5.625%, Due 10/1/2026	250,000	264,062
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027F	200,000	201,254
DCP Midstream Operating LP, 5.375%, Due 7/15/2025	400,000	420,620
Diamondback Energy, Inc., 5.375%, Due 5/31/2025	50,000	52,250
Energy Transfer Operating LP, 5.250%, Due 4/15/2029	300,000	337,436
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, Due 2/15/2026F	300,000	313,875
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024F	300,000	266,340
Murphy Oil Corp., 5.750%, Due 8/15/2025	250,000	253,442
Nabors Industries, Inc., 5.500%, Due 1/15/2023	175,000	147,875
NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, Due 11/1/2023	100,000	99,627
Oasis Petroleum, Inc., 6.875%, Due 1/15/2023	125,000	108,125
Oceaneering International, Inc., 4.650%, Due 11/15/2024	150,000	139,500
QEP Resources, Inc., 5.375%, Due 10/1/2022	225,000	220,518
Range Resources Corp., 5.875%, Due 7/1/2022	200,000	190,000
SemGroup Corp. / Rose Rock Finance Corp.,
5.625%, Due 7/15/2022	125,000	126,378
5.625%, Due 11/15/2023	125,000	127,813
Sunoco LP / Sunoco Finance Corp., 4.875%, Due 1/15/2023, Series WI	250,000	256,562
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.500%, Due 9/15/2024F	100,000	97,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.250%, Due 5/1/2023	150,000	150,563

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 60.64% (continued)
Energy - 7.26% (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (continued)
5.125%, Due 2/1/2025	$100,000	$102,502
Transocean Pontus Ltd., 6.125%, Due 8/1/2025F	111,250	110,972
Transocean, Inc., 9.000%, Due 7/15/2023F	150,000	152,812
W&T Offshore, Inc., 9.750%, Due 11/1/2023, 2018 Term LoanF	150,000	140,625
Whiting Petroleum Corp., 6.250%, Due 4/1/2023	150,000	108,750

		5,238,950

Financial - 8.80%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, Due 2/15/2024F	200,000	212,190
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.625%, Due 7/15/2026F	150,000	160,125
9.750%, Due 7/15/2027F	125,000	130,625
Ally Financial, Inc., 4.125%, Due 2/13/2022	50,000	51,685
CIT Group, Inc., 4.750%, Due 2/16/2024	300,000	319,986
Credit Acceptance Corp., 7.375%, Due 3/15/2023	150,000	155,063
Genworth Holdings, Inc., 4.900%, Due 8/15/2023, Series	225,000	211,838
HUB International Ltd., 7.000%, Due 5/1/2026F	150,000	154,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, Due 12/15/2025	625,000	656,250
Iron Mountain US Holdings, Inc., 5.375%, Due 6/1/2026F	300,000	311,250
iStar, Inc., 5.250%, Due 9/15/2022	300,000	307,125
Kennedy-Wilson, Inc., 5.875%, Due 4/1/2024	300,000	310,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.250%, Due 10/1/2025F	100,000	101,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, Due 5/1/2024	250,000	275,312
Nationstar Mortgage Holdings, Inc., 8.125%, Due 7/15/2023F	250,000	265,000
Navient Corp.,
6.125%, Due 3/25/2024	975,000	1,019,167
6.750%, Due 6/15/2026	75,000	78,375
Newmark Group, Inc., 6.125%, Due 11/15/2023	225,000	245,393
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022F	175,000	180,250
Springleaf Finance Corp.,
5.625%, Due 3/15/2023	100,000	107,250
6.125%, Due 3/15/2024	100,000	109,375
7.125%, Due 3/15/2026	550,000	627,000
Starwood Property Trust, Inc., 5.000%, Due 12/15/2021	350,000	362,250

		6,351,822

Industrial - 5.90%
ADT Security Corp., 4.125%, Due 6/15/2023	375,000	380,156
Arconic, Inc., 5.125%, Due 10/1/2024	400,000	429,000
Berry Global, Inc.,
5.500%, Due 5/15/2022	200,000	202,750
5.625%, Due 7/15/2027F	150,000	157,875
Energizer Holdings, Inc.,
5.500%, Due 6/15/2025F	150,000	155,625
7.750%, Due 1/15/2027F	150,000	166,125
Flex Acquisition Co., Inc., 6.875%, Due 1/15/2025F	100,000	93,750
Fortress Transportation & Infrastructure Investors LLC,
6.750%, Due 3/15/2022F	250,000	260,313
6.500%, Due 10/1/2025F	100,000	101,000
Ingram Micro, Inc., 5.450%, Due 12/15/2024	175,000	180,827
LABL Escrow Issuer LLC, 6.750%, Due 7/15/2026F	25,000	25,875
Mauser Packaging Solutions Holding Co.,
5.500%, Due 4/15/2024F	525,000	540,094
7.250%, Due 4/15/2025F	100,000	95,625
Owens-Brockway Glass Container, Inc., 5.375%, Due 1/15/2025F	275,000	277,406

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 60.64% (continued)
Industrial - 5.90% (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, Due 7/15/2023F	$450,000	$461,677
Standard Industries, Inc., 5.375%, Due 11/15/2024F	250,000	257,200
Stericycle, Inc., 5.375%, Due 7/15/2024F	175,000	182,000
XPO Logistics, Inc.,
6.125%, Due 9/1/2023F	125,000	129,063
6.750%, Due 8/15/2024F	150,000	162,375

		4,258,736

Technology - 2.19%
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024F	650,000	689,162
NCR Corp., 5.000%, Due 7/15/2022	350,000	353,062
Pitney Bowes, Inc., 4.625%, Due 3/15/2024	300,000	281,970
Xerox Corp., 4.125%, Due 3/15/2023	250,000	255,313

		1,579,507

Utilities - 1.04%
AES Corp.,
4.500%, Due 3/15/2023	200,000	204,500
5.500%, Due 4/15/2025	150,000	155,767
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, Due 5/20/2024	100,000	107,750
Calpine Corp., 5.750%, Due 1/15/2025	125,000	128,281
Clearway Energy Operating LLC, 5.375%, Due 8/15/2024	150,000	152,063

		748,361

Total Corporate Obligations (Cost $43,107,547)		43,760,983

FOREIGN CORPORATE OBLIGATIONS - 9.07%
Basic Materials - 0.71%
Cascades, Inc., 5.750%, Due 7/15/2023F	275,000	281,875
FMG Resources Pty Ltd., 5.125%, Due 5/15/2024F	150,000	157,500
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	75,000	76,125

		515,500

Communications - 3.01%
Altice Financing S.A., 6.625%, Due 2/15/2023F	300,000	308,160
Altice France S.A., 7.375%, Due 5/1/2026F	400,000	428,338
Altice Luxembourg S.A., 10.500%, Due 5/15/2027F	225,000	254,531
Connect Finco SARL / Connect US Finco LLC, 6.750%, Due 10/1/2026F	200,000	207,750
Intelsat Jackson Holdings S.A., 9.500%, Due 9/30/2022F	250,000	288,438
Telecom Italia SpA, 5.303%, Due 5/30/2024F	225,000	240,750
VTR Finance B.V., 6.875%, Due 1/15/2024F	435,000	445,875

		2,173,842

Consumer, Cyclical - 1.13%
BC ULC / New Red Finance, Inc., 5.000%, Due 10/15/2025F	400,000	410,000
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	200,000	213,750
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	200,000	190,200

		813,950

Consumer, Non-Cyclical - 0.63%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	200,000	205,500
GW B-CR Security Corp., 9.500%, Due 11/1/2027F	75,000	77,062
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	200,000	174,500

		457,062

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 9.07% (continued)
Energy - 0.27%
Aker BP ASA, 4.750%, Due 6/15/2024F	$100,000	$104,000
MEG Energy Corp., 7.000%, Due 3/31/2024F	100,000	93,750

		197,750

Financial - 1.38%
Global Aircraft Leasing Co., Ltd., 6.500%, Due 9/15/2024, PIK (in-kind rate 6.500%)F	350,000	358,207
goeasy Ltd., 7.875%, Due 11/1/2022F	250,000	259,688
Intesa Sanpaolo SpA, 5.710%, Due 1/15/2026F	350,000	375,202

		993,097

Industrial - 1.64%
ARD Securities Finance SARL, 8.750%, Due 1/31/2023, PIK (in-kind rate 8.750%)F	287,031	298,512
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.250%, Due 8/15/2027F	150,000	153,750
Bombardier, Inc.,
6.000%, Due 10/15/2022F	175,000	170,625
7.500%, Due 12/1/2024F	250,000	242,344
7.500%, Due 3/15/2025F	250,000	238,850
Trivium Packaging Finance B.V., 5.500%, Due 8/15/2026F	75,000	78,562

		1,182,643

Technology - 0.30%
Open Text Corp., 5.875%, Due 6/1/2026F	200,000	213,250

Total Foreign Corporate Obligations (Cost $6,464,226)		6,547,094

	Shares
SHORT-TERM INVESTMENTS - 12.27%
Investment Companies - 7.57%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%G H	5,462,507	5,462,507

	Principal Amount
U.S. Treasury Obligations - 4.70%
U.S. Treasury Bills, 1.523%, Due 12/3/2019	$3,400,000	3,395,467

Total Short-Term Investments (Cost $8,857,974)		8,857,974

TOTAL INVESTMENTS - 105.91% (Cost $76,026,901)		76,430,085
LIABILITIES, NET OF OTHER ASSETS - (5.91%)		(4,263,037)

TOTAL NET ASSETS - 100.00%		$72,167,048

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $163,459 or 0.23% of net assets.
C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of October 31, 2019.
E	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $30,850 or 0.04% of net assets. Of this amount, $30,850 relates to Wrench Group LLC.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $27,862,519 or 38.61% of net assets. The Fund has no right to demand registration of these securities.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2019, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$3,639	$—	$—		$3,639
Warrants	243	—	—		243
Bank Loan Obligations(1)	—	17,096,693	163,459	(2)	17,260,152
Corporate Obligations	—	43,760,983	—		43,760,983
Foreign Corporate Obligations	—	6,547,094	—		6,547,094
Short-Term Investments	5,462,507	3,395,467	—		8,857,974

Total Investments in Securities - Assets	$5,466,389	$70,800,237	$163,459		$76,430,085

(1)	Unfunded loan commitments represent $30,850 at period end.
(2)	Includes investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2019		Change in Unrealized Appreciation (Depreciation) at Period end**
Bank Loan Obligations	$170,888	$—	$10,306	$61	$50	$2,766	$—	$—	$163,459	(1)	$(7,642)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Includes investment held in the Fund’s Portfolio with $0 fair value.

A bank loan obligation was fair valued using a private valuation report from a third party valuation service provider where the market value of the bank loan obligation was $163,459. It has been classified as a Level 3 security due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Angola - 2.67%
Credit-Linked Notes - 0.21%
Republic of Angola (Issuer Aurora Australis B.V.), 8.527%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)A B F	$	843,750	$876,656

Foreign Sovereign Obligations - 2.46%
Angolan Government International Bond,
8.250%, Due 5/9/2028B		3,530,000	3,685,003
9.375%, Due 5/8/2048B		985,000	1,040,603
9.500%, Due 11/12/2025B		4,950,000	5,568,453

Total Foreign Sovereign Obligations			10,294,059

Total Angola (Cost $10,551,650)			11,170,715

Argentina - 1.15%
Foreign Sovereign Obligations - 1.15%
Argentina Bonar Bonds,
57.071%, Due 4/3/2022, (BADLARP Index + 2.000%)A	ARS	42,100,000	332,149
60.576%, Due 3/1/2020, (BADLARP Index + 3.250%)A	ARS	4,500,000	46,834
Argentine Republic Government International Bond, 5.000%, Due 1/15/2027B	EUR	3,070,000	1,296,383
Argentinga Treasury Bills,
0.459%, Due 10/29/2020	ARS	61,897,641	551,086
3.685%, Due 5/28/2020	ARS	186,685,000	2,036,931
Provincia de Buenos Aires,
58.086%, Due 4/12/2025, (BADLARP Index + 3.750%)A B C	ARS	51,500,000	303,090
61.156%, Due 5/31/2022, (BADLARP Index + 3.830%)A	ARS	35,000,000	246,758

Total Foreign Sovereign Obligations			4,813,231

Total Argentina (Cost $14,075,572)			4,813,231

Armenia - 0.75%
Foreign Sovereign Obligations - 0.75%
Republic of Armenia International Bond,
3.950%, Due 9/26/2029, Series 144AC		200,000	194,844
7.150%, Due 3/26/2025B		2,540,000	2,952,399

Total Foreign Sovereign Obligations			3,147,243

Total Armenia (Cost $3,014,048)			3,147,243

Azerbaijan - 0.48% (Cost $2,000,000)
Credit-Linked Notes - 0.48%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020, Series BC D F		2,000,000	2,028,800

Bahrain - 0.40%
Foreign Corporate Obligations - 0.40%
Oil and Gas Holding Co. BSCC,
7.625%, Due 11/7/2024B		400,000	453,000
7.625%, Due 11/7/2024C		1,075,000	1,217,437

Total Foreign Corporate Obligations (Cost $1,585,757)			1,670,437

Total Bahrain (Cost $1,585,757)			1,670,437

Barbados - 0.07% (Cost $292,261)
Foreign Corporate Obligations - 0.07%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B		279,000	293,299

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Belarus - 2.53%
Foreign Sovereign Obligations - 2.53%
Development Bank of the Republic of Belarus JSC
6.750%, Due 5/2/2024B	$	1,400,000	$1,469,132
6.750%, Due 5/2/2024, Series 144AC		2,030,000	2,130,241
12.000%, Due 5/15/2022B	BYN	3,100,000	1,503,782
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	1,179,741
Republic of Belarus International Bond,
6.200%, Due 2/28/2030B		1,250,000	1,332,812
6.875%, Due 2/28/2023B		1,710,000	1,837,395
7.625%, Due 6/29/2027B		312,000	357,667
7.625%, Due 6/29/2027B		685,000	785,262

Total Foreign Sovereign Obligations			10,596,032

Total Belarus (Cost $10,282,272)			10,596,032

Belize - 0.73% (Cost $3,145,371)
Foreign Sovereign Obligations - 0.73%
Belize Government International Bond, 4.938%, Due 2/20/2034B E		5,000,000	3,050,000

Benin - 0.82% (Cost $3,399,829)
Foreign Sovereign Obligations - 0.82%
Benin Government International Bond, 5.750%, Due 3/26/2026B	EUR	2,988,000	3,428,325

Bosnia & Herzegovina - 0.02% (Cost $136,232)
Foreign Sovereign Obligations - 0.02%
Bosnia & Herzegovina Government International Bond, 0.500%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.815%)A B	EUR	208,333	103,357

Cameroon, United Republic Of - 1.12% (Cost $4,575,621)
Foreign Sovereign Obligations - 1.12%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		4,259,000	4,678,128

Congo - 0.74% (Cost $3,118,938)
Foreign Corporate Obligations - 0.74%
HTA Group Ltd., 9.125%, Due 3/8/2022B		3,000,000	3,120,480

Costa Rica - 3.39%
Foreign Corporate Obligations - 0.20%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		844,717	840,501

Foreign Sovereign Obligations - 3.19%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	2,250,000,000	3,840,635
9.200%, Due 2/21/2029B		2,500,000	2,853,381
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,994,205
10.350%, Due 6/19/2030B	CRC	652,500,000	1,187,123
10.580%, Due 9/26/2029B	CRC	800,000,000	1,461,166

Total Foreign Sovereign Obligations			13,336,510

Total Costa Rica (Cost $13,313,797)			14,177,011

Dominican Republic - 3.63%
Foreign Sovereign Obligations - 3.63%
Dominican Republic Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	1,102,256
10.750%, Due 8/11/2028B	DOP	30,000,000	574,266
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	303,500,000	5,729,812
9.750%, Due 6/5/2026B	DOP	76,450,000	1,471,818
9.750%, Due 6/5/2026, Series 144AC	DOP	121,000,000	2,329,496

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Dominican Republic - 3.63% (continued)
Foreign Sovereign Obligations - 3.63% (continued)
Dominican Republic International Bond (continued)
11.500%, Due 5/10/2024B	DOP	200,000,000	$4,006,036

Total Foreign Sovereign Obligations			15,213,684

Total Dominican Republic (Cost $16,476,125)			15,213,684

Ecuador - 3.82%
Foreign Sovereign Obligations - 3.82%
Ecuador Government International Bond,
7.875%, Due 3/27/2025, Series 144AC	$	1,500,000	1,413,750
7.875%, Due 1/23/2028B		1,645,000	1,473,920
7.950%, Due 6/20/2024B		1,570,000	1,509,178
8.750%, Due 6/2/2023B		1,200,000	1,215,012
8.875%, Due 10/23/2027B		2,850,000	2,654,775
9.500%, Due 3/27/2030, Series 144AC		1,500,000	1,443,750
9.625%, Due 6/2/2027B		500,000	485,630
9.650%, Due 12/13/2026B		1,550,000	1,522,891
10.500%, Due 3/24/2020B		200,000	202,502
10.500%, Due 3/24/2020B		517,000	523,468
10.750%, Due 3/28/2022B		1,430,000	1,512,239
10.750%, Due 1/31/2029B		700,000	710,507
10.750%, Due 1/31/2029, Series 144AC		1,300,000	1,319,513

Total Foreign Sovereign Obligations			15,987,135

Total Ecuador (Cost $16,876,498)			15,987,135

Egypt - 6.62%
Foreign Sovereign Obligations - 6.62%
Egypt Government Bond,
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	662,174
15.900%, Due 9/9/2024, Series 10YR	EGP	5,280,000	345,084
16.000%, Due 6/11/2022, Series 3YR	EGP	30,200,000	1,929,875
16.300%, Due 1/1/2023, Series 10YR	EGP	39,300,000	2,552,490
16.300%, Due 4/9/2024, Series 5YR	EGP	13,990,000	922,160
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,018,161
Egypt Government International Bond,
6.200%, Due 3/1/2024B		400,000	422,000
6.200%, Due 3/1/2024, Series 144AC		750,000	791,250
7.600%, Due 3/1/2029B		650,000	687,016
7.600%, Due 3/1/2029, Series 144AC		1,277,000	1,349,723
Egypt Treasury Bills,
17.133%, Due 4/14/2020, Series 364D	EGP	54,000,000	3,127,511
17.140%, Due 4/28/2020, Series 364D	EGP	44,100,000	2,539,877
17.573%, Due 12/17/2019, Series 273D	EGP	26,000,000	1,581,276
17.847%, Due 1/21/2020, Series 364D	EGP	104,000,000	6,232,116
19.400%, Due 12/10/2019, Series 364D	EGP	58,000,000	3,539,326

Total Foreign Sovereign Obligations			27,700,039

Total Egypt (Cost $25,578,620)			27,700,039

El Salvador - 1.96%
Foreign Corporate Obligations - 0.09%
AES El Salvador Trust IIB		400,000	398,504

Foreign Sovereign Obligations - 1.87%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		2,100,000	2,176,146
6.375%, Due 1/18/2027B		3,900,000	4,085,289

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
El Salvador - 1.96% (continued)
Foreign Sovereign Obligations - 1.87% (continued)
El Salvador Government International Bond (continued)
7.625%, Due 2/1/2041B	$	1,450,000	$1,571,452

Total Foreign Sovereign Obligations			7,832,887

Total El Salvador (Cost $7,889,260)			8,231,391

Ethiopia - 0.63% (Cost $2,482,659)
Foreign Sovereign Obligations - 0.63%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		2,500,000	2,618,750

Gabon - 1.23%
Foreign Sovereign Obligations - 1.23%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		4,250,000	4,227,475
6.950%, Due 6/16/2025B		900,000	907,875

Total Foreign Sovereign Obligations			5,135,350

Total Gabon (Cost $5,003,615)			5,135,350

Gambia - 0.15% (Cost $686,656)
Credit-Linked Notes - 0.15%
Republic of Gambia (Issuer Zambezi B.V.), 11.800%, Due 9/11/2020C D F		686,701	650,169

Georgia - 1.22%
Credit-Linked Notes - 0.50%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B D F		403,930	398,800
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022C F		2,000,000	1,683,800

Total Credit-Linked Notes			2,082,600

Foreign Corporate Obligations - 0.72%
Bank of Georgia JSC, 11.000%, Due 6/1/2020B	GEL	8,950,000	3,011,994

Total Georgia (Cost $5,661,167)			5,094,594

Ghana - 4.49%
Credit-Linked Notes - 0.06%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		223,891	242,922

Foreign Sovereign Obligations - 4.43%
Ghana Government Bonds,
16.500%, Due 3/22/2021, Series 3Y	GHS	13,900,000	2,457,141
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,388,611
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,991,449
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	360,097
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,770,801
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	256,453
21.000%, Due 1/27/2025	GHS	1,680,000	314,737
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	1,219,315
Ghana Government International Bond,
7.875%, Due 3/26/2027B		740,000	768,024
7.875%, Due 3/26/2027, Series 144AC		1,032,000	1,071,082
8.125%, Due 3/26/2032B		3,900,000	3,941,340
8.950%, Due 3/26/2051B		220,000	222,365
8.950%, Due 3/26/2051, Series 144AC		670,000	677,202

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Ghana - 4.49% (continued)
Foreign Sovereign Obligations - 4.43% (continued)
Ghana Government International Bond (continued)
10.750%, Due 10/14/2030B	$	890,000	$1,121,993

Total Foreign Sovereign Obligations			18,560,610

Total Ghana (Cost $21,434,990)			18,803,532

Honduras - 0.21% (Cost $862,394)
Foreign Corporate Obligations - 0.21%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		840,000	884,100

Iraq - 3.52%
Foreign Sovereign Obligations - 3.52%
Iraq International Bond,
5.800%, Due 1/15/2028B		3,600,000	3,456,720
5.800%, Due 1/15/2028B		1,750,000	1,680,350
6.752%, Due 3/9/2023B		6,450,000	6,497,859
6.752%, Due 3/9/2023B		3,080,000	3,102,854

Total Foreign Sovereign Obligations			14,737,783

Total Iraq (Cost $14,383,752)			14,737,783

Ivory Coast - 4.31%
Foreign Sovereign Obligations - 4.31%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	4,140,000	4,565,396
5.750%, Due 12/31/2032B E		3,916,000	3,868,616
5.750%, Due 12/31/2032B E		3,652,000	3,607,811
5.875%, Due 10/17/2031, Series 144AC	EUR	2,250,000	2,538,960
6.125%, Due 6/15/2033B		3,540,000	3,469,908

Total Foreign Sovereign Obligations			18,050,691

Total Ivory Coast (Cost $17,893,584)			18,050,691

Jamaica - 0.03% (Cost $144,453)
Foreign Corporate Obligations - 0.03%
Digicel Group One Ltd., 8.250%, Due 12/30/2022C		187,975	111,140

Kazakhstan - 1.33%
Credit-Linked Notes - 0.42%
National Bank of Kazakhstan (Issuer Citigroup Global Markets Holdings, Inc.),
Due 2/10/2020B F	KZT	140,000,000	351,139
Due 3/17/2020B F	KZT	565,000,000	1,404,307

Total Credit-Linked Notes			1,755,446

Foreign Corporate Obligations - 0.91%
Development Bank of Kazakhstan JSC,
8.950%, Due 5/4/2023B	KZT	206,250,000	498,968
9.500%, Due 12/14/2020B	KZT	1,300,000,000	3,296,564

Total Foreign Corporate Obligations			3,795,532

Total Kazakhstan (Cost $5,697,816)			5,550,978

Kenya - 4.59%
Foreign Sovereign Obligations - 4.59%
Kenya Government International Bond, 8.250%, Due 2/28/2048B		3,090,000	3,233,877
Kenya Infrastructure Bond,
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	750,579
11.000%, Due 10/12/2026, Series 12YR	KES	158,650,000	1,591,346

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Kenya - 4.59% (continued)
Foreign Sovereign Obligations - 4.59% (continued)
Kenya Infrastructure Bond (continued)
11.000%, Due 3/15/2027, Series 12YR	KES	170,000,000	$1,701,568
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	242,890
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,951,636
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	376,897
12.500%, Due 1/10/2033, Series 15YR	KES	811,000,000	8,353,684

Total Foreign Sovereign Obligations			19,202,477

Total Kenya (Cost $18,670,451)			19,202,477

Kyrgyzstan - 0.99%
Credit-Linked Notes - 0.99%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 1/31/2020C F	KGS	132,958,171	1,929,801
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028C F	KGS	180,000,000	2,235,856

Total Credit-Linked Notes			4,165,657

Total Kyrgyzstan (Cost $4,337,644)			4,165,657

Lebanon - 0.44%
Foreign Sovereign Obligations - 0.44%
Lebanon Government International Bond,
6.200%, Due 2/26/2025, Series GMTNB	$	1,000,000	560,000
6.650%, Due 4/22/2024B		670,000	380,560
6.750%, Due 11/29/2027B		335,000	185,088
6.850%, Due 5/25/2029		1,000,000	550,000
7.250%, Due 3/23/2037B		335,000	184,863

Total Foreign Sovereign Obligations			1,860,511

Total Lebanon (Cost $2,659,281)			1,860,511

Malawi - 0.29% (Cost $1,098,922)
Credit-Linked Notes - 0.29%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020C F		1,100,000	1,206,700

Mongolia - 1.40%
Foreign Sovereign Obligations - 1.40%
Development Bank of Mongolia LLC, 7.250%, Due 10/23/2023B		725,000	760,134
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		600,000	677,675
8.750%, Due 3/9/2024B		3,900,000	4,404,891

Total Foreign Sovereign Obligations			5,842,700

Total Mongolia (Cost $5,621,756)			5,842,700

Mozambique - 1.54%
Credit-Linked Notes - 1.04%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020	MZN	180,000,000	2,907,917
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C D	MZN	90,500,000	1,445,418

Total Credit-Linked Notes			4,353,335

Foreign Sovereign Obligations - 0.50%
Mozambique International Bond, 10.500%, Due 1/18/2023B		1,900,000	2,090,000

Total Mozambique (Cost $5,939,189)			6,443,335

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Netherlands - 1.29%
Credit-Linked Notes - 0.21%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 5/26/2025F	KGS	70,000,000	$876,920

Foreign Sovereign Obligations - 1.08%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V.,
6.300%, Due 4/6/2021, Series EMTN, (3-mo. USD LIBOR - 0.200%)A F	$	3,500,000	2,836,106
7.350%, Due 9/11/2020, Series EMTNB F		650,000	537,596
Republic of Angola Via Avenir II B.V.A B		1,125,000	1,129,219

Total Foreign Sovereign Obligations			4,502,921

Total Netherlands (Cost $6,126,803)			5,379,841

Nicaragua - 0.85%
Credit-Linked Notes - 0.85%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024C D F		1,159,400	1,122,299
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022C F		2,400,000	2,440,800

Total Credit-Linked Notes			3,563,099

Total Nicaragua (Cost $3,559,234)			3,563,099

Nigeria - 6.36%
Credit-Linked Notes - 0.48%
Republic of Nigeria (Issuer Citigroup Global Markets Holdings, Inc.),
Due 2/11/2020C F	NGN	184,912,323	493,567
Due 7/21/2020F	NGN	603,079,110	1,510,102

Total Credit-Linked Notes			2,003,669

Foreign Corporate Obligations - 1.11%
Access Bank PLC, 10.500%, Due 10/19/2021B		390,000	430,755
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027C		715,000	747,318
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		1,930,000	2,026,886
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		1,360,000	1,439,179

Total Foreign Corporate Obligations			4,644,138

Foreign Sovereign Obligations - 4.77%
Nigeria Government Bond,
12.500%, Due 1/22/2026, Series 10YR	NGN	431,600,000	1,161,656
12.750%, Due 4/27/2023, Series 5YR	NGN	87,000,000	242,447
13.980%, Due 2/23/2028, Series 10YR	NGN	560,000,000	1,593,662
14.500%, Due 7/15/2021, Series 5YR	NGN	839,000,000	2,382,088
15.540%, Due 2/13/2020, Series 5YR	NGN	310,000,000	862,865
16.250%, Due 4/18/2037, Series 20YR	NGN	488,958,000	1,622,706
16.288%, Due 3/17/2027, Series 10YR	NGN	1,896,560,000	5,850,672
Nigeria OMO Bills,
13.196%, Due 2/6/2020	NGN	144,000,000	384,966
14.201%, Due 2/6/2020	NGN	228,600,000	611,134
14.747%, Due 10/8/2020	NGN	540,000,000	1,311,105
15.570%, Due 2/6/2020	NGN	1,011,400,000	2,703,851
Nigeria Treasury Bills, 15.010%, Due 2/27/2020	NGN	462,200,000	1,227,792

Total Foreign Sovereign Obligations			19,954,944

Total Nigeria (Cost $26,132,118)			26,602,751

Pakistan - 3.01%
Credit-Linked Notes - 0.61%
Republic of Pakistan (Issuer Citigroup Global Markets Holdings, Inc.), Due 7/20/2020C F	PKR	431,813,403	2,544,065

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Pakistan - 3.01% (continued)
Foreign Sovereign Obligations - 2.40%
Pakistan Government International Bond,
6.875%, Due 12/5/2027B	$	2,770,000	$2,768,670
8.250%, Due 4/15/2024B		400,000	435,560
Pakistan Treasury Bills,
13.871%, Due 1/16/2020F	PKR	210,000,000	1,308,588
13.890%, Due 9/10/2020F	PKR	225,000,000	1,299,200
14.150%, Due 8/27/2020	PKR	450,000,000	2,614,658
14.404%, Due 7/16/2020F	PKR	280,000,000	1,632,568

Total Foreign Sovereign Obligations			10,059,244

Total Pakistan (Cost $12,361,655)			12,603,309

Papua New Guinea - 0.61% (Cost $2,456,146)
Foreign Sovereign Obligations - 0.61%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B		2,401,000	2,575,072

Paraguay - 0.42% (Cost $2,000,416)
Credit-Linked Notes - 0.42%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027C F		2,000,000	1,768,800

Rwanda - 1.09% (Cost $4,511,938)
Foreign Sovereign Obligations - 1.09%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		4,300,000	4,568,750

Senegal - 2.75%
Foreign Sovereign Obligations - 2.75%
Senegal Government International Bond,
4.750%, Due 3/13/2028B	EUR	4,610,000	5,316,087
6.250%, Due 7/30/2024B		1,700,000	1,856,740
6.250%, Due 5/23/2033B		1,500,000	1,531,158
6.750%, Due 3/13/2048B		2,860,000	2,803,372

Total Foreign Sovereign Obligations			11,507,357

Total Senegal (Cost $11,371,975)			11,507,357

Singapore - 0.23% (Cost $905,130)
Foreign Corporate Obligations - 0.23%
Puma International Financing S.A., 5.000%, Due 1/24/2026B		1,000,000	957,410

South Africa - 0.38%
Foreign Corporate Obligations - 0.38%
Liquid Telecommunications Financing PLC,
8.500%, Due 7/13/2022B		400,000	398,240
8.500%, Due 7/13/2022B		1,200,000	1,194,720

Total Foreign Corporate Obligations			1,592,960

Total South Africa (Cost $1,627,601)			1,592,960

Spain - 0.39%
Foreign Corporate Obligations - 0.39%
International Airport Finance S.A.,
12.000%, Due 3/15/2033C		1,274,000	1,374,009
12.000%, Due 3/15/2033B		240,000	258,840

Total Foreign Corporate Obligations			1,632,849

Total Spain (Cost $1,648,383)			1,632,849

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Sri Lanka - 4.11%
Foreign Sovereign Obligations - 4.11%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2021, Series A	LKR	465,000,000	$2,572,372
9.250%, Due 5/1/2020	LKR	30,000,000	166,287
9.450%, Due 10/15/2021	LKR	116,000,000	646,582
10.200%, Due 7/15/2023, Series A	LKR	60,000,000	333,847
10.750%, Due 3/1/2021, Series A	LKR	26,000,000	146,908
11.000%, Due 8/1/2021, Series A	LKR	470,000,000	2,682,421
11.000%, Due 8/1/2024, Series A	LKR	315,000,000	1,792,336
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,147,956
11.500%, Due 12/15/2021, Series A	LKR	149,000,000	862,892
11.500%, Due 5/15/2023, Series A	LKR	180,000,000	1,046,888
11.500%, Due 9/1/2028	LKR	168,000,000	981,489
Sri Lanka Government International Bond,
6.350%, Due 6/28/2024, Series 144AC	$	246,000	249,312
6.850%, Due 3/14/2024B		280,000	288,389
7.550%, Due 3/28/2030B		2,050,000	2,073,312
7.550%, Due 3/28/2030, Series 144AC		1,250,000	1,264,214
7.850%, Due 3/14/2029B		900,000	931,385

Total Foreign Sovereign Obligations			17,186,590

Total Sri Lanka (Cost $18,827,209)			17,186,590

Supranational - 1.83%
Foreign Sovereign Obligations - 1.83%
European Bank for Reconstruction & Development,
8.000%, Due 2/27/2020B		1,200,000	1,214,028
9.500%, Due 6/21/2021B		500,000	489,680
9.800%, Due 3/19/2020B F		700,000	674,621
International Bank for Reconstruction & Development, 9.500%, Due 10/19/2020	KZT	750,000,000	1,905,980
International Finance Corp., 9.500%, Due 5/31/2020	UZS	32,000,000,000	3,359,852

Total Foreign Sovereign Obligations			7,644,161

Total Supranational (Cost $8,417,592)			7,644,161

Suriname - 0.28% (Cost $1,409,121)
Foreign Sovereign Obligations - 0.28%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	1,185,940

Tajikistan - 0.89%
Credit-Linked Notes - 0.24%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C F		1,000,000	1,011,300

Foreign Sovereign Obligations - 0.65%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	2,726,663

Total Tajikistan (Cost $4,203,271)			3,737,963

Tunisia - 1.23%
Foreign Sovereign Obligations - 1.23%
Banque Centrale de Tunisie International Bond,
5.750%, Due 1/30/2025B		2,000,000	1,823,920
6.375%, Due 7/15/2026B	EUR	230,000	250,183
6.375%, Due 7/15/2026, Series 144AC	EUR	1,840,000	2,001,463
6.750%, Due 10/31/2023, Series 144AC	EUR	941,000	1,057,788

Total Foreign Sovereign Obligations			5,133,354

Total Tunisia (Cost $5,287,713)			5,133,354

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Uganda - 2.36%
Foreign Sovereign Obligations - 2.36%
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR	UGX	2,800,000,000	$750,217
11.000%, Due 6/9/2022, Series 10YR	UGX	5,240,000,000	1,347,913
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,266,184
16.000%, Due 5/6/2027	UGX	2,500,000,000	709,646
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,244,541
16.750%, Due 10/28/2021	UGX	6,940,000,000	2,010,693
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	290,210
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,277,903

Total Foreign Sovereign Obligations			9,897,307

Total Uganda (Cost $10,074,884)			9,897,307

Ukraine - 4.12%
Credit-Linked Notes - 2.88%
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC),
14.910%, Due 10/14/2022	UAH	74,000,000	3,004,763
15.740%, Due 1/17/2020B	UAH	17,000,000	710,466
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
13.500%, Due 8/21/2020B	UAH	37,000,000	1,530,522
15.220%, Due 4/26/2023B	UAH	27,500,000	1,182,375
14.160%, Due 10/14/2022B	UAH	52,000,000	2,137,394
14.160%, Due 10/17/2022B	UAH	45,000,000	1,849,668
9.300%, Due 8/28/2023B	UAH	14,500,000	532,911
15.300%, Due 1/25/2021B	UAH	26,000,000	1,105,395

Total Credit-Linked Notes			12,053,494

Foreign Corporate Obligations - 0.73%
MHP Lux S.A., 6.950%, Due 4/3/2026B	$	860,000	886,815
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		300,000	316,800
Kernel Holding S.A., 8.750%, Due 1/31/2022B		865,000	915,309
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	921,504

Total Foreign Corporate Obligations			3,040,428

Foreign Sovereign Obligations - 0.51%
Ukraine Government International Bond,
15.840%, Due 2/26/2025B	UAH	12,000,000	512,676
Due 5/31/2040, Series GDPB D		1,750,000	1,642,830

Total Foreign Sovereign Obligations			2,155,506

Total Ukraine (Cost $16,033,012)			17,249,428

United Republic of Tanzania - 0.18% (Cost $764,045)
Credit-Linked Notes - 0.18%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021C F	TZS	1,700,000,000	741,094
Uruguay - 0.65%
Foreign Sovereign Obligations - 0.65%
Uruguay Government International Bond,
8.500%, Due 3/15/2028B	UYU	65,802,000	1,458,911
9.875%, Due 6/20/2022B	UYU	48,203,000	1,255,286

Total Foreign Sovereign Obligations			2,714,197

Total Uruguay (Cost $3,997,303)			2,714,197

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal Amount*		Fair Value
Uzbekistan - 0.45%
Foreign Sovereign Obligations - 0.45%
Republic of Uzbekistan Bond
5.375%, Due 2/20/2029B	$	688,000	$754,799
4.750%, Due 2/20/2024B		1,062,000	1,113,741

Total Foreign Sovereign Obligations			1,868,540

Total Uzbekistan (Cost $1,750,000)			1,868,540

Venezuela - 0.43%
Foreign Corporate Obligations - 0.02%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	75,000

Foreign Sovereign Obligations - 0.41%
Montenegro Government International Bond, 2.550%, Due 10/3/2029, Series 144AC	EUR	1,550,000	1,720,071

Total Venezuela (Cost $1,941,221)			1,795,071

Zambia - 2.92%
Foreign Corporate Obligations - 0.38%
First Quantum Minerals Ltd.,
6.875%, Due 3/1/2026B		800,000	783,000
7.250%, Due 4/1/2023B		815,000	817,547

Total Foreign Corporate Obligations			1,600,547

Foreign Sovereign Obligations - 2.54%
Zambia Government Bond,
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	35,804
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	1,581,471
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	1,162,522
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	271,707
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	630,916
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	590,875
13.000%, Due 8/29/2026, Series 10YR	ZMW	42,500,000	1,472,015
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	229,873
Zambia Government International Bond, 8.970%, Due 7/30/2027B		6,670,000	4,658,875

Total Foreign Sovereign Obligations			10,634,058

Total Zambia (Cost $17,938,828)			12,234,605

		Shares
SHORT-TERM INVESTMENTS - 6.04% (Cost $25,283,193)
Investment Companies - 6.04%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%G H		25,283,193	25,283,193

TOTAL INVESTMENTS - 100.14% (Cost $437,518,971)			419,191,415
LIABILITIES, NET OF OTHER ASSETS - (0.14%)			(579,953)

TOTAL NET ASSETS - 100.00%			$418,611,462

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2019.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $47,787,863 or 11.42% of net assets. The Fund has no right to demand registration of these securities.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2019. The maturity date disclosed represents the final maturity date.

F	Zero coupon bond.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on October 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	11,119,543	EUR	11,265,619	1/9/2020	BRC	$—	$(146,076)	$(146,076)
KZT	230,345	USD	229,333	11/21/2019	CBK	1,012	—	1,012
UAH	242,376	USD	231,429	11/21/2019	CBK	10,947	—	10,947
UAH	297,531	USD	295,853	11/21/2019	CBK	1,678	—	1,678
KZT	361,753	USD	358,424	11/21/2019	CBK	3,329	—	3,329
UAH	1,814,259	USD	1,533,914	11/21/2019	CBK	280,345	—	280,345
KZT	2,796,127	USD	2,763,722	11/21/2019	CBK	32,405	—	32,405
UAH	3,618,733	USD	3,423,565	11/21/2019	CBK	195,168	—	195,168
EUR	338,529	USD	337,826	1/9/2020	HUS	703	—	703
KZT	321,486	USD	317,461	11/7/2019	ICBC	4,025	—	4,025
KZT	2,025,201	USD	2,000,001	12/18/2019	ICBC	25,200	—	25,200
KZT	314,623	USD	311,526	2/7/2020	ICBC	3,097	—	3,097
KZT	495,153	USD	500,000	4/13/2020	ICBC	—	(4,847)	(4,847)
KZT	2,484,843	USD	2,500,000	7/30/2020	ICBC	—	(15,157)	(15,157)
USD	6,717,114	EUR	6,726,967	1/17/2020	SSB	—	(9,853)	(9,853)
USD	2,281,144	EUR	2,304,688	1/9/2020	UAG	—	(23,544)	(23,544)
USD	1,920,187	EUR	1,950,465	1/9/2020	UAG	—	(30,278)	(30,278)
USD	962,012	EUR	965,144	1/9/2020	UAG	—	(3,132)	(3,132)
USD	349,265	EUR	350,860	1/9/2020	UAG	—	(1,595)	(1,595)

						$557,909	$(234,482)	$323,427

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
HUS	HSBC Bank (USA)
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

ARS	Argentine Peso
BYN	Belarusian Ruble
CRC	Costa Rican Colon

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
TZS	Tanzanian Shilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2019, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$876,656	$—	$876,656
Azerbaijan	—	2,028,800	—	2,028,800
Gambia	—	650,169	—	650,169
Georgia	—	2,082,600	—	2,082,600
Ghana	—	242,922	—	242,922
Kazakhstan	—	1,755,446	—	1,755,446
Kyrgyzstan	—	4,165,657	—	4,165,657
Malawi	—	1,206,700	—	1,206,700
Mozambique	—	4,353,335	—	4,353,335
Netherlands	—	876,920	—	876,920
Nicaragua	—	3,563,099	—	3,563,099
Nigeria	—	2,003,669	—	2,003,669
Pakistan	—	2,544,065	—	2,544,065
Paraguay	—	1,768,800	—	1,768,800
Tajikistan	—	1,011,300	—	1,011,300
Ukraine	—	12,053,494	—	12,053,494
United Republic of Tanzania	—	741,094	—	741,094
Foreign Sovereign Obligations
Angola	—	10,294,059	—	10,294,059
Argentina	—	4,813,231	—	4,813,231
Armenia	—	3,147,243	—	3,147,243
Belarus	—	10,596,032	—	10,596,032
Belize	—	3,050,000	—	3,050,000
Benin	—	3,428,325	—	3,428,325
Bosnia & Herzegovina	—	—	103,357	103,357
Cameroon	—	4,678,128	—	4,678,128
Costa Rica	—	13,336,510	—	13,336,510
Dominican Republic	—	15,213,684	—	15,213,684
Ecuador	—	15,987,135	—	15,987,135
Egypt	—	27,700,039	—	27,700,039
El Salvador	—	7,832,887	—	7,832,887
Ethiopia	—	2,618,750	—	2,618,750
Gabon	—	5,135,350	—	5,135,350
Ghana	—	18,560,610	—	18,560,610
Iraq	—	14,737,783	—	14,737,783

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Ivory Coast	$—	$18,050,691	$—	$18,050,691
Kenya	—	19,202,477	—	19,202,477
Lebanon	—	1,860,511	—	1,860,511
Mongolia	—	5,842,700	—	5,842,700
Mozambique	—	2,090,000	—	2,090,000
Netherlands	—	4,502,921	—	4,502,921
Nigeria	—	19,954,944	—	19,954,944
Pakistan	—	10,059,244	—	10,059,244
Papua New Guinea	—	2,575,072	—	2,575,072
Rwanda	—	4,568,750	—	4,568,750
Senegal	—	11,507,357	—	11,507,357
Sri Lanka	—	17,186,590	—	17,186,590
Supranational	—	7,644,161	—	7,644,161
Suriname	—	1,185,940	—	1,185,940
Tajikistan	—	2,726,663	—	2,726,663
Tunisia	—	5,133,354	—	5,133,354
Uganda	—	9,897,307	—	9,897,307
Ukraine	—	2,155,506	—	2,155,506
Uruguay	—	2,714,197	—	2,714,197
Uzbekistan	—	1,868,540	—	1,868,540
Venezuela	—	1,720,071	—	1,720,071
Zambia	—	10,634,058	—	10,634,058
Foreign Corporate Obligations
Bahrain	—	1,670,437	—	1,670,437
Barbados	—	293,299	—	293,299
Congo	—	3,120,480	—	3,120,480
Costa Rica	—	840,501	—	840,501
El Salvador	—	398,504	—	398,504
Georgia	—	3,011,994	—	3,011,994
Honduras	—	884,100	—	884,100
Jamaica	—	111,140	—	111,140
Kazakhstan	—	3,795,532	—	3,795,532
Nigeria	—	4,644,138	—	4,644,138
Singapore	—	957,410	—	957,410
South Africa	—	1,592,960	—	1,592,960
Spain	—	1,632,849	—	1,632,849
Ukraine	—	3,040,428	—	3,040,428
Venezuela	—	75,000	—	75,000
Zambia	—	1,600,547	—	1,600,547
Short-Term Investments	25,283,193	—	—	25,283,193

Total Investments in Securities - Assets	$25,283,193	$393,804,865	$103,357	$419,191,415

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$557,909	$—	$557,909

Total Financial Derivative Instruments - Assets	$—	$557,909	$—	$557,909

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(234,482)	$—	$(234,482)

Total Financial Derivative Instruments - Liabilities	$—	$(234,482)	$—	$(234,482)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$129,605	$—	$(23,863)	$2,231	$(16,141)	$11,525	$—	$—	$103,357	$32,875

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $103,357, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 95.18%
Investment Companies - 0.49%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.75%A B	116,663	$116,663

	Par Amount
U.S. Treasury Obligations - 94.69%
U.S. Treasury Bills,
2.359%, Due 11/14/2019	$3,900,000	3,897,903
1.475%, Due 12/12/2019	10,200,000	10,182,892
1.497%, Due 12/19/2019	8,615,000	8,598,344

Total U.S. Treasury Obligations		22,679,139

Total Short-Term Investments (Cost $22,793,545)		22,795,802

TOTAL INVESTMENTS - 95.18% (Cost $22,793,545)		22,795,802
OTHER ASSETS, NET OF LIABILITIES - 4.82%		1,154,924

TOTAL NET ASSETS - 100.00%		$23,950,726

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

Centrally Cleared Swap Agreements Outstanding on October 31, 2019:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate(%)	Payment Frequency	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	9.84	Maturity	1/4/2021	BRL	41,000	$—	$(1,147,939)	$(1,147,939)

							$—	$(1,147,939)	$(1,147,939)

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 10/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00	Quarterly	12/20/2024	1.8839	USD	27,100	$1,026,230	$1,108,136	$81,906
Republic of Turkey	1.00	Quarterly	12/20/2024	3.3394	USD	17,600	2,215,549	1,854,705	(360,844)
Republic of Brazil	1.00	Quarterly	12/20/2024	1.2131	USD	24,400	360,088	225,691	(134,397)
Republic of Korea	1.00	Quarterly	12/20/2024	0.2976	USD	3,100	(103,189)	(111,863)	(8,674)
Federation of Malaysia	1.00	Quarterly	12/20/2024	0.4389	USD	11,000	(266,608)	(318,787)	(52,179)
Republic of Colombia	1.00	Quarterly	12/20/2024	0.8204	USD	31,950	(169,780)	(321,632)	(151,852)
Republic of Indonesia	1.00	Quarterly	12/20/2024	0.7652	USD	21,900	(110,434)	(278,389)	(167,955)

							$2,951,856	$2,157,861	$(793,995)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)

Reference Entity	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 10/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Korea	1.00	Quarterly	12/20/2024	0.2976	USD	2,700	$93,731	$97,429	$3,698
Republic of Colombia	1.00	Quarterly	12/20/2024	0.8204	USD	28,150	260,386	283,295	22,909
Republic of Indonesia	1.00	Quarterly	12/20/2024	0.7652	USD	19,300	207,913	245,338	37,425
Federation of Malaysia	1.00	Quarterly	12/20/2024	0.4389	USD	9,700	274,126	281,113	6,987
Republic of South Africa	1.00	Quarterly	12/20/2024	1.8839	USD	23,900	(784,802)	(977,286)	(192,484)
Republic of Brazil	1.00	Quarterly	12/20/2024	1.2131	USD	21,500	(227,093)	(198,867)	28,226
Republic of Turkey	1.00	Quarterly	12/20/2024	3.3394	USD	15,500	(1,805,927)	(1,633,405)	172,522

							$(1,981,666)	$(1,902,383)	$79,283

OTC Swap Agreements Outstanding on October 31, 2019:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 10/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	Quarterly	12/20/2019	35.4308	USD	150	$615	$4,561	$3,946
Lebanese Republic	DUB	1.00	Quarterly	12/20/2022	25.0290	USD	1,100	122,616	478,869	356,253

								$123,231	$483,430	$360,199

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARS	1,276,192	USD	1,319,000	11/7/2019	HUS	$—	$(42,808)	$(42,808)
USD	1,169,547	ARS	1,276,192	11/7/2019	HUS	—	(106,645)	(106,645)
ZAR	5,621,420	USD	5,800,000	12/2/2019	HUS	—	(178,580)	(178,580)
USD	3,342,767	ZAR	3,169,892	12/2/2019	HUS	172,875	—	172,875
USD	3,342,628	ZAR	3,169,892	12/2/2019	HUS	172,736	—	172,736
COP	49,971	USD	50,000	12/23/2019	HUS	—	(29)	(29)
COP	209,507	USD	210,000	12/23/2019	HUS	—	(493)	(493)
COP	221,042	USD	220,000	12/23/2019	HUS	1,042	—	1,042
COP	5,580,642	USD	5,600,000	12/23/2019	HUS	—	(19,358)	(19,358)
USD	3,319,187	COP	3,398,536	12/23/2019	HUS	—	(79,349)	(79,349)
USD	3,318,995	COP	3,398,536	12/23/2019	HUS	—	(79,541)	(79,541)
BRL	100,052	USD	100,000	1/3/2020	HUS	52	—	52
BRL	189,335	USD	200,000	1/3/2020	HUS	—	(10,665)	(10,665)
BRL	214,236	USD	210,000	1/3/2020	HUS	4,236	—	4,236
BRL	947,458	USD	1,000,000	1/3/2020	HUS	—	(52,542)	(52,542)
BRL	963,985	USD	1,000,000	1/3/2020	HUS	—	(36,015)	(36,015)
BRL	1,453,805	USD	1,500,000	1/3/2020	HUS	—	(46,195)	(46,195)
BRL	1,645,896	USD	1,730,000	1/3/2020	HUS	—	(84,104)	(84,104)
BRL	1,702,070	USD	1,800,000	1/3/2020	HUS	—	(97,930)	(97,930)
BRL	5,277,934	USD	5,600,000	1/3/2020	HUS	—	(322,066)	(322,066)
BRL	5,701,526	USD	5,700,000	1/3/2020	HUS	1,526	—	1,526
BRL	5,794,020	USD	5,786,001	1/3/2020	HUS	8,019	—	8,019
BRL	5,894,698	USD	6,211,000	1/3/2020	HUS	—	(316,302)	(316,302)
BRL	12,359,134	USD	12,600,000	1/3/2020	HUS	—	(240,866)	(240,866)
USD	32,784,000	BRL	32,121,710	1/3/2020	HUS	662,290	—	662,290
USD	3,751,916	BRL	3,669,843	1/3/2020	HUS	82,073	—	82,073
USD	3,627,000	BRL	3,557,214	1/3/2020	HUS	69,786	—	69,786
USD	2,900,000	BRL	2,798,438	1/3/2020	HUS	101,562	—	101,562
USD	450,000	BRL	468,908	1/3/2020	HUS	—	(18,908)	(18,908)
IDR	100,355	USD	100,000	2/13/2020	HUS	355	—	355
IDR	424,806	USD	420,000	2/13/2020	HUS	4,806	—	4,806
IDR	10,214,599	USD	10,200,000	2/13/2020	HUS	14,599	—	14,599
USD	5,963,313	IDR	6,045,430	2/13/2020	HUS	—	(82,117)	(82,117)
USD	5,964,558	IDR	6,045,430	2/13/2020	HUS	—	(80,872)	(80,872)

						$1,295,957	$(1,895,385)	$(599,428)

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
DUB	Deutsche Bank AG
HUS	HSBC Bank (USA)

Currency Abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:

OTC	Over-the-Counter.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2019 (Unaudited)

Other Abbreviations:

CDI	Chess Depository Interest.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2019, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$116,663	$22,679,139	$—	$22,795,802

Total Investments in Securities - Assets	$116,663	$22,679,139	$—	$22,795,802

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$713,872	$—	$713,872
Forward Foreign Currency Contracts	—	1,295,957	—	1,295,957

Total Financial Derivative Instruments - Assets	$—	$2,009,829	$—	$2,009,829

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(2,216,324)	$—	$(2,216,324)
Forward Foreign Currency Contracts	—	(1,895,385)	—	(1,895,385)

Total Financial Derivative Instruments - Liabilities	$—	$(4,111,709)	$—	$(4,111,709)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of October 31, 2019, the Trust consists of thirty-two active series, five of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Continuous Capital Emerging Markets Value, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund and American Beacon GLG Total Return Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon GLG Total Return Fund which is registered as non-diversified open-end management investment company. The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered an investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Acadian Emerging Markets Managed Volatility	$14,328	$	—	$14,400	$14,400
Continuous Capital Emerging Markets Value	56,683		57,163	420	57,583

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. For the GLG Total Return Fund, each of the tax years in the three year period ended January 31, 2019 and the American Beacon Continuous Capital Emerging Markets Fund which was open for the period ended January 31, 2019 remain subject to examination by the Internal Revenue Service. For the remaining funds, each of the tax years in the four year period ended January 31, 2019 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2019 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$16,657,783	$2,582,198	$(1,218,513)	$1,363,685
Continuous Capital Emerging Markets Value	5,340,256	630,281	(174,941)	455,340
Crescent Short Duration High Income	76,026,901	1,261,354	(858,170)	403,184
Frontier Markets Income	437,518,971	10,374,715	(28,702,271)	(18,327,556)
GLG Total Return	22,793,545	2,257	—	2,257

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the period ended January 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$2,052,155	$2,210,056
Frontier Markets Income	4,529,552	11,401,146

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 30, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: December 30, 2019